UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2016

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Greater China Growth Fund

February 29, 2016

Performance1,2

Portfolio Managers Stephen Ma, CFA and June Lui, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	–7.71%	–19.65%	–1.02%	5.39%
Class A with 5.75% Maximum Sales Charge	—	—	–13.00	–24.27	–2.19	4.76
Class B at NAV	06/07/1993	10/28/1992	–8.01	–20.21	–1.71	4.74
Class B with 5% Maximum Sales Charge	—	—	–12.33	–23.96	–2.05	4.74
Class C at NAV	12/28/1993	10/28/1992	–8.03	–20.18	–1.70	4.74
Class C with 1% Maximum Sales Charge	—	—	–8.89	–20.93	–1.70	4.74
Class I at NAV	10/01/2009	10/28/1992	–7.58	–19.42	–0.74	5.60
MSCI Golden Dragon Index	—	—	–8.95%	–21.02%	–0.34%	4.93%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.96%	2.66%	2.66%	1.66%
Net			1.95	2.65	2.65	1.65

Fund Profile

Regional Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Tencent Holdings, Ltd.	9.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	9.0

AIA Group, Ltd.	7.4

China Construction Bank Corp., Class H	5.5

China Mobile, Ltd.	5.0

Industrial & Commercial Bank of China, Ltd., Class H	4.6

CK Hutchison Holdings, Ltd.	4.4

Ping An Insurance (Group) Co. of China, Ltd., Class H	4.2

China Overseas Land & Investment, Ltd.	3.7

Techtronic Industries Co., Ltd.	2.9
Total	56.1%

Sector Allocation (% of net assets)[4]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$922.90	$9.32	**	1.95%
Class B	$1,000.00	$919.90	$12.65	**	2.65%
Class C	$1,000.00	$919.70	$12.65	**	2.65%
Class I	$1,000.00	$924.20	$7.89	**	1.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.20	$9.77	**	1.95%
Class B	$1,000.00	$1,011.70	$13.25	**	2.65%
Class C	$1,000.00	$1,011.70	$13.25	**	2.65%
Class I	$1,000.00	$1,016.70	$8.27	**	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater China Growth Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

China — 51.2%

Auto Components — 2.3%
Nexteer Automotive Group, Ltd.	2,022,000	$1,920,440

		$1,920,440

Automobiles — 0.6%
Great Wall Motor Co., Ltd., Class H	692,000	$497,758

		$497,758

Banks — 10.1%
China Construction Bank Corp., Class H	7,656,110	$4,464,006
Industrial & Commercial Bank of China, Ltd., Class H	7,617,000	3,758,154

		$8,222,160

Commercial Services & Supplies — 1.0%
China Everbright International, Ltd.	793,000	$837,978

		$837,978

Electrical Equipment — 1.0%
Zhuzhou CSR Times Electric Co., Ltd., Class H	170,000	$829,778

		$829,778

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc.	68,500	$473,445

		$473,445

Food Products — 1.3%
China Mengniu Dairy Co., Ltd.	351,000	$503,376
Want Want China Holdings, Ltd.	809,000	535,520

		$1,038,896

Gas Utilities — 0.6%
China Resources Gas Group, Ltd.	196,000	$515,079

		$515,079

Health Care Providers & Services — 0.5%
iKang Healthcare Group, Inc. ADR(1)	18,183	$378,206

		$378,206

Security	Shares	Value

Household Durables — 0.9%
Haier Electronics Group Co., Ltd.	491,000	$737,831

		$737,831

Insurance — 6.0%
China Pacific Insurance (Group) Co., Ltd., Class H	452,200	$1,466,911
Ping An Insurance (Group) Co. of China, Ltd., Class H	806,000	3,421,206

		$4,888,117

Internet & Catalog Retail — 0.4%
Vipshop Holdings, Ltd. ADR(1)	27,159	$301,737

		$301,737

Internet Software & Services — 10.2%
Baidu, Inc. ADR(1)	3,416	$592,403
Tencent Holdings, Ltd.	420,500	7,699,529

		$8,291,932

Oil, Gas & Consumable Fuels — 2.5%
China Petroleum & Chemical Corp., Class H	3,560,000	$2,019,698

		$2,019,698

Pharmaceuticals — 1.4%
Luye Pharma Group, Ltd.(1)	421,000	$339,109
Sino Biopharmaceutical, Ltd.	1,128,000	821,871

		$1,160,980

Real Estate Management & Development — 4.0%
China Overseas Land & Investment, Ltd.	1,024,000	$3,052,512
China Vanke Co., Ltd., Class H	114,333	258,651

		$3,311,163

Software — 0.6%
Aisino Corp., Class A(2)	69,400	$500,368

		$500,368

Technology Hardware, Storage & Peripherals — 1.0%
Lenovo Group, Ltd.	940,000	$784,560

		$784,560

Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products, Ltd.	437,000	$995,501

		$995,501

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 5.0%
China Mobile, Ltd.	379,500	$4,058,926

		$4,058,926

Total China (identified cost $39,429,605)		$41,764,553

Hong Kong — 24.0%

Diversified Financial Services — 2.6%
Hong Kong Exchanges and Clearing, Ltd.	97,621	$2,119,729

		$2,119,729

Electronic Equipment, Instruments & Components — 0.5%
PAX Global Technology, Ltd.	361,000	$379,825

		$379,825

Hotels, Restaurants & Leisure — 1.5%
Sands China, Ltd.	332,800	$1,182,340
SJM Holdings, Ltd.	64,000	38,933

		$1,221,273

Household Durables — 2.9%
Techtronic Industries Co., Ltd.	614,500	$2,339,757

		$2,339,757

Industrial Conglomerates — 4.4%
CK Hutchison Holdings, Ltd.	298,356	$3,602,982

		$3,602,982

Insurance — 7.4%
AIA Group, Ltd.	1,186,400	$6,034,063

		$6,034,063

Real Estate Investment Trusts (REITs) — 2.1%
Link REIT	312,000	$1,760,311

		$1,760,311

Real Estate Management & Development — 2.6%
Cheung Kong Property Holdings, Ltd.	232,856	$1,187,479
Hongkong Land Holdings, Ltd.	159,600	936,555

		$2,124,034

Total Hong Kong (identified cost $16,402,125)		$19,581,974

Security	Shares	Value

Luxembourg — 1.3%

Textiles, Apparel & Luxury Goods — 1.3%
Samsonite International SA	347,100	$1,017,158

		$1,017,158

Total Luxembourg (identified cost $869,852)		$1,017,158

Taiwan — 22.4%

Banks — 2.0%
CTBC Financial Holding Co., Ltd.	3,436,742	$1,664,393

		$1,664,393

Electronic Equipment, Instruments & Components — 5.0%
Delta Electronics, Inc.	231,000	$927,880
Hon Hai Precision Industry Co., Ltd.	892,710	2,080,124
Largan Precision Co., Ltd.	14,000	1,058,497

		$4,066,501

Food & Staples Retailing — 1.8%
President Chain Store Corp.	214,000	$1,446,901

		$1,446,901

Insurance — 2.3%
Cathay Financial Holding Co., Ltd.	1,683,929	$1,875,246

		$1,875,246

Multiline Retail — 1.0%
Poya International Co., Ltd.	79,790	$801,736

		$801,736

Semiconductors & Semiconductor Equipment — 9.7%
MediaTek, Inc.	91,000	$641,593
Taiwan Semiconductor Manufacturing Co., Ltd.	1,638,839	7,332,062

		$7,973,655

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.6%
Adlink Technology, Inc.	209,293	$484,975

		$484,975

Total Taiwan (identified cost $15,132,711)		$18,313,407

Total Common Stocks (identified cost $71,834,293)		$80,677,092

Short-Term Investments — 1.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/16	$821	$821,138

Total Short-Term Investments (identified cost $821,138)		$821,138

Total Investments — 99.9% (identified cost $72,655,431)		$81,498,230

Other Assets, Less Liabilities — 0.1%		$90,207

Net Assets — 100.0%		$81,588,437

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Investments, at value (identified cost, $72,655,431)	$81,498,230
Foreign currency, at value (identified cost, $44,305)	44,269
Receivable for investments sold	382,067
Receivable for Fund shares sold	2,742
Total assets	$81,927,308

Liabilities
Payable for Fund shares redeemed	$118,738
Payable to affiliates:
Investment adviser fee	70,805
Administration fee	9,655
Distribution and service fees	25,306
Other	1,629
Accrued expenses	112,738
Total liabilities	$338,871
Net Assets	$81,588,437

Sources of Net Assets
Paid-in capital	$76,344,059
Accumulated distributions in excess of net realized gain	(3,032,173)
Accumulated net investment loss	(566,055)
Net unrealized appreciation	8,842,606
Total	$81,588,437

Class A Shares
Net Assets	$58,537,870
Shares Outstanding	3,501,510
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.72
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.74

Class B Shares
Net Assets	$1,936,365
Shares Outstanding	120,881
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.02

Class C Shares
Net Assets	$12,486,736
Shares Outstanding	782,115
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.97

Class I Shares
Net Assets	$8,627,466
Shares Outstanding	513,800
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $60,132)	$383,047
Interest	87
Total investment income	$383,134

Expenses
Investment adviser fee	$510,338
Administration fee	69,591
Distribution and service fees
Class A	98,626
Class B	13,564
Class C	71,959
Trustees’ fees and expenses	2,792
Custodian fee	37,967
Transfer and dividend disbursing agent fees	94,594
Legal and accounting services	37,390
Printing and postage	15,040
Registration fees	33,363
Miscellaneous	10,579
Total expenses	$995,803
Deduct —
Allocation of expenses to affiliates	$46,614
Total expense reductions	$46,614

Net expenses	$949,189

Net investment loss	$(566,055)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(473,345)
Foreign currency transactions	(6,292)
Net realized loss	$(479,637)
Change in unrealized appreciation (depreciation) —
Investments	$(5,796,111)
Foreign currency	1,185
Net change in unrealized appreciation (depreciation)	$(5,794,926)

Net realized and unrealized loss	$(6,274,563)

Net decrease in net assets from operations	$(6,840,618)

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment loss	$(566,055)	$(38,840)
Net realized gain (loss) from investment and foreign currency transactions	(479,637)	11,249,739
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(5,794,926)	(26,797,015)
Net decrease in net assets from operations	$(6,840,618)	$(15,586,116)
Distributions to shareholders —
From net investment income
Class A	$—	$(231,332)
Class I	—	(61,854)
From net realized gain
Class A	(3,867,942)	—
Class B	(161,000)	—
Class C	(881,191)	—
Class I	(590,097)	—
Total distributions to shareholders	$(5,500,230)	$(293,186)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$617,374	$4,395,048
Class B	10,982	255,560
Class C	423,804	1,405,296
Class I	817,171	7,245,107
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,327,923	189,819
Class B	146,428	—
Class C	702,943	—
Class I	497,338	52,535
Cost of shares redeemed
Class A	(5,936,382)	(23,581,771)
Class B	(394,133)	(1,295,275)
Class C	(1,730,669)	(5,018,749)
Class I	(1,671,109)	(5,231,860)
Net asset value of shares exchanged
Class A	783,627	2,519,495
Class B	(783,627)	(2,519,495)
Net decrease in net assets from Fund share transactions	$(3,188,330)	$(21,584,290)

Net decrease in net assets	$(15,529,178)	$(37,463,592)

Net Assets
At beginning of period	$97,117,615	$134,581,207
At end of period	$81,588,437	$97,117,615

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(566,055)	$—

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Financial Highlights

	Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015		2014	2013		2012		2011
Net asset value — Beginning of period	$19.210		$22.200		$18.450	$15.940		$19.220		$21.090

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.106)		$0.020		$0.081	$0.090		$0.124		$0.132	(2)
Net realized and unrealized gain (loss)	(1.252)		(2.950)		3.739	2.529		(1.975)		0.691

Total income (loss) from operations	$(1.358)		$(2.930)		$3.820	$2.619		$(1.851)		$0.823

Less Distributions
From net investment income	$—		$(0.060)		$(0.070)	$(0.109)		$(0.315)		$—
From net realized gain	(1.132)		—		—	—		(1.114)		(2.693)

Total distributions	$(1.132)		$(0.060)		$(0.070)	$(0.109)		$(1.429)		$(2.693)

Redemption fees(1)(3)	$—		$—		$—	$—		$—		$0.000	(4)

Net asset value — End of period	$16.720		$19.210		$22.200	$18.450		$15.940		$19.220

Total Return(5)	(7.71	)%(6)	(13.26)%		20.73%	16.43%		(9.20)%		2.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,538		$68,475		$95,911	$91,086		$91,465		$123,108
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.95	%(8)(9)	1.95	%(9)	1.94%	1.98	%(9)	2.00	%(9)(10)	1.85	%(9)(10)
Net investment income (loss)	(1.13	)%(8)	0.09%		0.39%	0.50%		0.75	%(10)	0.61	%(2)(10)
Portfolio Turnover of the Portfolio(11)	—		—		—	—		43	%(6)	78%
Portfolio Turnover of the Fund	1	%(6)	53%		33%	54%		4	%(6)(12)	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator reimbursed certain operating expenses (equal to 0.10%, 0.01%, 0.05%, 0.10% and 0.09% of average daily net assets for the six months ended February 29, 2016 and the years ended August 31, 2015, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Financial Highlights — continued

	Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015		2014	2013		2012		2011
Net asset value — Beginning of period	$18.510		$21.490		$17.930	$15.510		$18.690		$20.700

Income (Loss) From Operations
Net investment loss(1)	$(0.158)		$(0.198)		$(0.106)	$(0.053)		$(0.006)		$(0.023	)(2)
Net realized and unrealized gain (loss)	(1.200)		(2.782)		3.666	2.473		(1.900)		0.706

Total income (loss) from operations	$(1.358)		$(2.980)		$3.560	$2.420		$(1.906)		$0.683

Less Distributions
From net investment income	$—		$—		$—	$—		$(0.160)		$—
From net realized gain	(1.132)		—		—	—		(1.114)		(2.693)

Total distributions	$(1.132)		$—		$—	$—		$(1.274)		$(2.693)

Redemption fees(1)(3)	$—		$—		$—	$—		$—		$0.000	(4)

Net asset value — End of period	$16.020		$18.510		$21.490	$17.930		$15.510		$18.690

Total Return(5)	(8.01	)%(6)	(13.87)%		19.85%	15.60%		(9.83)%		1.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,936		$3,271		$7,421	$10,602		$13,898		$21,609
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.65	%(8)(9)	2.65	%(9)	2.64%	2.68	%(9)	2.70	%(9)(10)	2.55	%(9)(10)
Net investment loss	(1.74	)%(8)	(0.93)%		(0.53)%	(0.30)%		(0.04	)%(10)	(0.11	)%(2)(10)
Portfolio Turnover of the Portfolio(11)	—		—		—	—		43	%(6)	78%
Portfolio Turnover of the Fund	1	%(6)	53%		33%	54%		4	%(6)(12)	—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.39)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator reimbursed certain operating expenses (equal to 0.10%, 0.01%, 0.05%, 0.10% and 0.09% of average daily net assets for the six months ended February 29, 2016 and the years ended August 31, 2015, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015		2014	2013		2012		2011
Net asset value — Beginning of period	$18.450		$21.420		$17.880	$15.460		$18.640		$20.650

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.164)		$(0.136)		$(0.073)	$(0.036)		$0.001		$(0.016	)(2)
Net realized and unrealized gain (loss)	(1.184)		(2.834)		3.613	2.456		(1.901)		0.699

Total income (loss) from operations	$(1.348)		$(2.970)		$3.540	$2.420		$(1.900)		$0.683

Less Distributions
From net investment income	$—		$—		$—	$—		$(0.166)		$—
From net realized gain	(1.132)		—		—	—		(1.114)		(2.693)

Total distributions	$(1.132)		$—		$—	$—		$(1.280)		$(2.693)

Redemption fees(1)(3)	$—		$—		$—	$—		$—		$0.000	(4)

Net asset value — End of period	$15.970		$18.450		$21.420	$17.880		$15.460		$18.640

Total Return(5)	(8.03	)%(6)	(13.82)%		19.80%	15.65%		(9.82)%		1.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,487		$15,073		$21,271	$22,471		$23,947		$35,331
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.65	%(8)(9)	2.65	%(9)	2.64%	2.68	%(9)	2.70	%(9)(10)	2.55	%(9)(10)
Net investment income (loss)	(1.82	)%(8)	(0.64)%		(0.36)%	(0.20)%		0.01	%(10)	(0.08	)%(2)(10)
Portfolio Turnover of the Portfolio(11)	—		—		—	—		43	%(6)	78%
Portfolio Turnover of the Fund	1	%(6)	53%		33%	54%		4	%(6)(12)	—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator reimbursed certain operating expenses (equal to 0.10%, 0.01%, 0.05%, 0.10% and 0.09% of average daily net assets for the six months ended February 29, 2016 and the years ended August 31, 2015, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015		2014	2013		2012		2011
Net asset value — Beginning of period	$19.260		$22.240		$18.500	$15.980		$19.290		$21.090

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.078)		$0.100		$0.156	$0.144		$0.170		$0.237	(2)
Net realized and unrealized gain (loss)	(1.260)		(2.969)		3.715	2.537		(1.983)		0.656

Total income (loss) from operations	$(1.338)		$(2.869)		$3.871	$2.681		$(1.813)		$0.893

Less Distributions
From net investment income	$—		$(0.111)		$(0.131)	$(0.161)		$(0.383)		$—
From net realized gain	(1.132)		—		—	—		(1.114)		(2.693)

Total distributions	$(1.132)		$(0.111)		$(0.131)	$(0.161)		$(1.497)		$(2.693)

Redemption fees(1)(3)	$—		$—		$—	$—		$—		$0.000	(4)

Net asset value — End of period	$16.790		$19.260		$22.240	$18.500		$15.980		$19.290

Total Return(5)	(7.58	)%(6)	(13.00)%		20.98%	16.79%		(8.93)%		3.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,627		$10,298		$9,977	$7,433		$7,354		$9,286
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.65	%(8)(9)	1.65	%(9)	1.64%	1.68	%(9)	1.69	%(9)(10)	1.56	%(9)(10)
Net investment income (loss)	(0.83	)%(8)	0.45%		0.75%	0.79%		1.02	%(10)	1.10	%(2)(10)
Portfolio Turnover of the Portfolio(11)	—		—		—	—		43	%(6)	78%
Portfolio Turnover of the Fund	1	%(6)	53%		33%	54%		4	%(6)(12)	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.81%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator reimbursed certain operating expenses (equal to 0.10%, 0.01%, 0.05%, 0.10% and 0.09% of average daily net assets for the six months ended February 29, 2016 and the years ended August 31, 2015, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Greater China Growth Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$72,668,325

Gross unrealized appreciation	$18,667,619
Gross unrealized depreciation	(9,837,714)

Net unrealized appreciation	$8,829,905

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 29, 2016, the investment adviser fee amounted to $510,338 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its adviser fee for sub-advisory services provided to the Fund.

16

Eaton Vance

Greater China Growth Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2016, the administration fee amounted to $69,591.

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2016. Pursuant to this agreement, BMR and BMO GAM (Asia) were allocated $46,614 in total of the Fund’s operating expenses for the six months ended February 29, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2016, EVM earned $10,039 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $734 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 amounted to $98,626 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2016, the Fund paid or accrued to EVD $10,173 and $53,969 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2016 amounted to $3,391 and $17,990 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 29, 2016, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,132,630 and $7,225,497, respectively, for the six months ended February 29, 2016.

17

Eaton Vance

Greater China Growth Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	32,804	199,340
Issued to shareholders electing to receive payments of distributions in Fund shares	177,489	7,831
Redemptions	(314,957)	(1,078,073)
Exchange from Class B shares	41,137	114,760

Net decrease	(63,527)	(756,142)

Class B	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	610	11,658
Issued to shareholders electing to receive payments of distributions in Fund shares	8,139	—
Redemptions	(21,751)	(61,414)
Exchange to Class A shares	(42,808)	(118,887)

Net decrease	(55,810)	(168,643)

Class C	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	23,641	63,508
Issued to shareholders electing to receive payments of distributions in Fund shares	39,205	—
Redemptions	(97,482)	(239,685)

Net decrease	(34,636)	(176,177)

Class I	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	42,570	321,278
Issued to shareholders electing to receive payments of distributions in Fund shares	26,426	2,164
Redemptions	(89,915)	(237,417)

Net increase (decrease)	(20,919)	86,025

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

18

Eaton Vance

Greater China Growth Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$301,737	$9,531,454		$—	$9,833,191
Consumer Staples	—	2,485,797		—	2,485,797
Energy	—	2,019,698		—	2,019,698
Financials	—	31,999,216		—	31,999,216
Health Care	378,206	1,160,980		—	1,539,186
Industrials	—	5,270,738		—	5,270,738
Information Technology	592,403	21,862,490		500,368	22,955,261
Telecommunication Services	—	4,058,926		—	4,058,926
Utilities	—	515,079		—	515,079

Total Common Stocks	$1,272,346	$78,904,378	**	$500,368	$80,677,092

Short-Term Investments	$—	$821,138		$—	$821,138

Total Investments	$1,272,346	$79,725,516		$500,368	$81,498,230

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

19

Eaton Vance

Greater China Growth Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 29, 2016 is not presented. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Greater China Growth Fund

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705 2.29.16

Eaton Vance

Richard Bernstein All Asset

Strategy Fund

Semiannual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2016

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	27

Important Notices	28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	–1.41%	–6.60%	—	5.35%
Class A with 5.75% Maximum Sales Charge	—	—	–7.10	–11.97	—	3.95
Class C at NAV	09/30/2011	09/30/2011	–1.85	–7.32	—	4.55
Class C with 1% Maximum Sales Charge	—	—	–2.83	–8.24	—	4.55
Class I at NAV	09/30/2011	09/30/2011	–1.31	–6.40	—	5.60
Barclays U.S. Aggregate Bond Index	—	—	2.20%	1.50%	3.60%	2.66%
MSCI All Country World Index	—	—	–5.54	–12.32	3.70	8.78
Blend of 60% Barclays U.S. Aggregate Bond Index and 40% MSCI All Country World Index	—	—	–0.80	–4.04	3.88	5.28

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.38%	2.13%	1.13%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Fund Profile

Country Allocation (% of net assets)4,5

Asset Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,6

Market Vectors High-Yield Municipal Index ETF	14.5%

E-mini S&P 500 Index Futures Contracts	3.0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2.2

E-mini MSCI Emerging Markets Index Futures Contracts	1.5

U.S. Treasury Note, 2.25%, 4/30/21	1.2

U.S. Treasury Note, 1.50%, 12/31/18	1.1

Apple, Inc.	1.0

U.S. Treasury Note, 2.625%, 8/15/20	0.7

Microsoft Corp.	0.7

U.S. Treasury Note, 0.75%, 12/31/17	0.7
Total	26.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market- capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$985.90	$6.42	1.30%
Class C	$1,000.00	$981.50	$10.10	2.05%
Class I	$1,000.00	$986.90	$5.19	1.05%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.52	1.30%
Class C	$1,000.00	$1,014.70	$10.27	2.05%
Class I	$1,000.00	$1,019.60	$5.27	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 50.4%

Security	Shares	Value

Aerospace & Defense — 0.4%
Honeywell International, Inc.	10,683	$1,082,722
United Technologies Corp.	10,729	1,036,636

		$2,119,358

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	9,344	$902,163

		$902,163

Auto Components — 0.8%
Bridgestone Corp.	56,400	$1,974,655
Compagnie Generale des Etablissements Michelin, Class B	4,127	372,280
Continental AG	1,790	356,277
Delphi Automotive PLC	10,314	687,737
Denso Corp.	18,700	693,296

		$4,084,245

Automobiles — 1.8%
Bayerische Motoren Werke AG	7,022	$570,454
Fuji Heavy Industries, Ltd.	29,200	955,331
Honda Motor Co., Ltd.	67,700	1,741,167
Mazda Motor Corp.	63,900	889,279
Nissan Motor Co., Ltd.	198,000	1,795,793
Porsche Automobil Holding SE, PFC Shares	5,466	247,208
Toyota Motor Corp.	51,300	2,674,658

		$8,873,890

Banks — 2.6%
Banco Santander SA	208,902	$845,006
Bankinter SA	52,957	349,007
Citigroup, Inc.	28,582	1,110,411
Commerzbank AG(1)	33,805	273,146
Danske Bank A/S	17,334	473,085
DNB ASA	29,712	342,494
Erste Group Bank AG(1)	13,120	337,722
HSBC Holdings PLC	233,188	1,482,921
ING Groep NV	54,463	649,272
JPMorgan Chase & Co.	35,279	1,986,208
KBC Groep NV	7,008	371,114
Nordea Bank AB	66,009	656,538
Skandinaviska Enskilda Banken AB, Class A	37,178	363,247
Standard Chartered PLC	30,523	181,589
Swedbank AB, Class A	26,836	542,082
UniCredit SpA	71,917	267,142

Security	Shares	Value

Banks (continued)
United Bankshares, Inc.	11,701	$410,003
Wells Fargo & Co.	48,720	2,285,942

		$12,926,929

Beverages — 1.9%
Anheuser-Busch InBev SA/NV	14,555	$1,628,365
Coca-Cola Co. (The)	42,490	1,832,594
Diageo PLC	59,009	1,516,553
Heineken NV	12,402	995,299
PepsiCo, Inc.	20,284	1,984,181
Pernod-Ricard SA	13,473	1,433,177

		$9,390,169

Biotechnology — 1.2%
AbbVie, Inc.	18,922	$1,033,330
Actelion, Ltd.	4,075	564,466
Alexion Pharmaceuticals, Inc.(1)	4,361	614,029
Amgen, Inc.	9,828	1,398,328
Biogen, Inc.(1)	1,795	465,659
Celgene Corp.(1)	8,489	855,946
Gilead Sciences, Inc.	11,909	1,039,060

		$5,970,818

Building Products — 0.2%
Daikin Industries, Ltd.	16,600	$1,112,788

		$1,112,788

Capital Markets — 0.1%
Credit Suisse Group AG	19,340	$258,850
Julius Baer Group, Ltd.	7,655	305,432

		$564,282

Chemicals — 0.1%
Shin-Etsu Chemical Co., Ltd.	14,000	$702,962

		$702,962

Communications Equipment — 0.3%
Cisco Systems, Inc.	47,725	$1,249,440

		$1,249,440

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	12,929	$1,734,684
Deutsche Boerse AG	5,185	426,306

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services (continued)
EXOR SpA	8,278	$272,861
FactSet Research Systems, Inc.	2,373	357,113
Investor AB, Class B	20,992	695,402
London Stock Exchange Group PLC	9,963	369,115

		$3,855,481

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	58,680	$2,168,226
Deutsche Telekom AG	91,982	1,538,583
Proximus SADP	46,330	1,457,882
Swisscom AG	1,835	894,138
Telefonica SA	142,664	1,422,526
Telenor ASA	29,932	446,852
Verizon Communications, Inc.	43,078	2,185,347

		$10,113,554

Electric Utilities — 1.9%
American Electric Power Co., Inc.	18,520	$1,143,610
Duke Energy Corp.	12,987	964,674
Endesa SA	24,045	433,390
Eversource Energy	11,608	630,314
Fortum Oyj	33,952	449,864
Iberdrola SA	204,962	1,320,407
NextEra Energy, Inc.	17,073	1,926,176
OGE Energy Corp.	13,071	325,207
Red Electrica Corp. SA	10,788	853,146
SSE PLC	26,470	507,002
Xcel Energy, Inc.	23,133	914,679

		$9,468,469

Electronic Equipment, Instruments & Components — 0.5%
Citizen Holdings Co., Ltd.	229,400	$1,259,689
Kyocera Corp.	30,100	1,325,278

		$2,584,967

Food & Staples Retailing — 1.3%
Casino Guichard-Perrachon SA	7,682	$345,858
Costco Wholesale Corp.	6,129	919,534
CVS Health Corp.	18,479	1,795,604
Koninklijke Ahold NV	53,055	1,161,765
Wal-Mart Stores, Inc.	21,074	1,398,049
Walgreens Boots Alliance, Inc.	11,025	870,314

		$6,491,124

Security	Shares	Value

Food Products — 1.6%
Bunge, Ltd.	5,145	$255,809
Campbell Soup Co.	12,581	776,877
ConAgra Foods, Inc.	9,319	391,957
Danone SA	12,052	838,192
General Mills, Inc.	13,983	822,899
Hershey Co. (The)	10,440	948,892
Kellogg Co.	6,303	466,548
Mondelez International, Inc., Class A	24,373	987,838
Nestle SA	34,949	2,444,017

		$7,933,029

Gas Utilities — 0.1%
Gas Natural SDG SA	30,173	$525,441

		$525,441

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	25,354	$982,214
Coloplast A/S, Class B	7,699	581,780
Essilor International SA	9,492	1,127,494
Medtronic PLC	15,240	1,179,424
Sirona Dental Systems, Inc.(1)	3,995	439,330
Sonova Holding AG	4,191	501,884
Zimmer Biomet Holdings, Inc.	7,697	745,147

		$5,557,273

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	10,694	$926,314
Anthem, Inc.	5,628	735,523
Cardinal Health, Inc.	12,473	1,019,044
Cigna Corp.	4,608	643,323
DaVita HealthCare Partners, Inc.(1)	9,619	634,565
Express Scripts Holding Co.(1)	8,878	624,834
Fresenius Medical Care AG & Co. KGaA	20,578	1,727,743
Fresenius SE & Co. KGaA	16,580	1,088,998
McKesson Corp.	4,934	767,829
UnitedHealth Group, Inc.	12,128	1,444,445

		$9,612,618

Hotels, Restaurants & Leisure — 1.2%
Accor SA	8,420	$356,893
Carnival Corp.	15,318	734,651
Compass Group PLC	29,609	519,117
InterContinental Hotels Group PLC	10,480	393,644
McDonald’s Corp.	10,046	1,177,291

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	16,327	$950,395
Whitbread PLC	6,666	361,811
Wyndham Worldwide Corp.	19,660	1,432,034

		$5,925,836

Household Durables — 0.9%
Casio Computer Co., Ltd.	76,900	$1,416,422
Nikon Corp.	125,100	1,903,818
Sony Corp.	44,000	924,639

		$4,244,879

Household Products — 1.7%
Colgate-Palmolive Co.	20,725	$1,360,389
Henkel AG & Co. KGaA, PFC Shares	8,357	839,798
Kimberly-Clark Corp.	8,070	1,051,521
Procter & Gamble Co. (The)	31,357	2,517,654
Reckitt Benckiser Group PLC	25,237	2,298,831

		$8,068,193

Industrial Conglomerates — 1.0%
3M Co.	8,744	$1,371,671
General Electric Co.	105,543	3,075,523
Roper Technologies, Inc.	3,184	534,689

		$4,981,883

Insurance — 1.2%
Allianz SE	7,775	$1,153,242
Assicurazioni Generali SpA	28,950	401,279
Aviva PLC	72,858	442,073
NN Group NV	13,042	401,736
Prudential PLC	37,078	645,683
Sampo Oyj, Class A	16,659	749,374
Standard Life PLC	59,618	275,190
Swiss Re AG	10,377	919,775
Zurich Insurance Group AG	2,890	612,133

		$5,600,485

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	2,943	$1,626,066
Priceline Group, Inc. (The)(1)	579	732,557

		$2,358,623

Security	Shares	Value

Internet Software & Services — 1.4%
Alphabet, Inc., Class A(1)	2,966	$2,127,275
Alphabet, Inc., Class C(1)	2,970	2,072,377
eBay, Inc.(1)	17,268	410,978
Facebook, Inc., Class A(1)	16,675	1,782,891
Yahoo! Inc.(1)	9,998	317,836

		$6,711,357

IT Services — 2.2%
Accenture PLC, Class A	8,732	$875,470
Automatic Data Processing, Inc.	12,328	1,044,058
Cognizant Technology Solutions Corp., Class A(1)	5,640	321,367
Fidelity National Information Services, Inc.	13,807	804,258
Fiserv, Inc.(1)	14,599	1,396,103
International Business Machines Corp.	15,512	2,032,537
MasterCard, Inc., Class A	12,480	1,084,762
Paychex, Inc.	18,639	957,858
PayPal Holdings, Inc.(1)	17,268	658,602
Visa, Inc., Class A	18,649	1,350,001

		$10,525,016

Leisure Products — 0.2%
Yamaha Corp.	37,500	$1,045,365

		$1,045,365

Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	1,977	$297,025
Mettler-Toledo International, Inc.(1)	1,258	396,157
Thermo Fisher Scientific, Inc.	8,607	1,111,938

		$1,805,120

Machinery — 0.7%
Cummins, Inc.	3,213	$313,493
FANUC Corp.	5,000	734,201
Ingersoll-Rand PLC	11,639	646,663
Komatsu, Ltd.	54,700	836,079
Kubota Corp.	71,000	908,890

		$3,439,326

Media — 2.0%
Comcast Corp., Class A	25,594	$1,477,542
Liberty Global PLC, Class C(1)	11,235	404,011
Omnicom Group, Inc.	26,983	2,099,547
Pearson PLC	22,643	268,959
ProSiebenSat.1 Media SE	8,506	434,767

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)
Publicis Groupe SA	5,824	$360,925
RELX PLC	31,295	538,470
Time Warner, Inc.	13,261	877,878
Twenty-First Century Fox, Inc., Class A	22,471	607,166
Vivendi SA	34,730	720,413
Walt Disney Co. (The)	14,965	1,429,457
Wolters Kluwer NV	12,633	475,983

		$9,695,118

Multi-Utilities — 1.1%
Dominion Resources, Inc.	19,689	$1,376,655
DTE Energy Co.	10,986	924,143
E.ON SE	46,381	419,064
Engie SA	33,864	524,092
National Grid PLC	91,593	1,223,297
Sempra Energy	11,112	1,072,419

		$5,539,670

Multiline Retail — 0.3%
Marks & Spencer Group PLC	49,285	$289,839
Nordstrom, Inc.	9,396	482,203
Target Corp.	10,326	810,074

		$1,582,116

Personal Products — 0.7%
Beiersdorf AG	11,485	$995,449
L’Oreal SA	5,157	867,975
Unilever NV	38,673	1,686,076

		$3,549,500

Pharmaceuticals — 5.1%
Allergan PLC(1)	3,064	$888,897
Astellas Pharma, Inc.	132,200	1,902,077
Bayer AG	11,634	1,206,073
Bristol-Myers Squibb Co.	15,898	984,563
Eli Lilly & Co.	15,013	1,080,936
GlaxoSmithKline PLC	55,148	1,068,771
Johnson & Johnson	26,578	2,796,271
Merck & Co., Inc.	24,600	1,235,166
Merck KGaA	16,996	1,440,529
Novartis AG	24,672	1,757,348
Novo Nordisk A/S, Class B	19,371	997,309
Pfizer, Inc.	59,415	1,762,843
Roche Holding AG PC	8,861	2,272,095

Security	Shares	Value

Pharmaceuticals (continued)
Sanofi	28,827	$2,284,201
Takeda Pharmaceutical Co., Ltd.	46,100	2,194,450
Teva Pharmaceutical Industries, Ltd.	9,064	508,569
UCB SA	9,497	702,786

		$25,082,884

Real Estate Investment Trusts (REITs) — 0.3%
British Land Co. PLC (The)	38,435	$350,710
Klepierre	8,756	364,576
Land Securities Group PLC	25,570	357,298
Unibail-Rodamco SE	2,165	538,657

		$1,611,241

Real Estate Management & Development — 0.1%
Deutsche Wohnen AG, Bearer Shares	14,914	$393,719

		$393,719

Road & Rail — 0.3%
Union Pacific Corp.	18,717	$1,476,023

		$1,476,023

Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	39,043	$1,155,282
QUALCOMM, Inc.	13,847	703,289
Texas Instruments, Inc.	16,098	853,516

		$2,712,087

Software — 1.2%
Intuit, Inc.	10,466	$1,011,434
Microsoft Corp.	67,931	3,456,329
Oracle Corp.	32,891	1,209,731

		$5,677,494

Specialty Retail — 1.0%
Hennes & Mauritz AB, Class B	15,977	$517,758
Home Depot, Inc. (The)	15,145	1,879,797
Lowe’s Cos., Inc.	16,745	1,130,790
TJX Cos., Inc. (The)	16,426	1,217,167

		$4,745,512

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	51,843	$5,012,700
Canon, Inc.	60,400	1,702,347

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
FUJIFILM Holdings Corp.	53,600	$2,008,938
Hewlett Packard Enterprise Co.	19,298	256,084
HP, Inc.	19,298	206,296

		$9,186,365

Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC	17,613	$321,589
Compagnie Financiere Richemont SA, Class A	8,125	515,943
Hermes International	1,129	385,243
Hugo Boss AG	3,569	202,995
Luxottica Group SpA	5,736	327,438
NIKE, Inc., Class B	24,416	1,503,781
Pandora A/S	3,470	438,046
Swatch Group AG (The), Bearer Shares	1,014	351,131

		$4,046,166

Tobacco — 1.7%
Altria Group, Inc.	29,900	$1,840,943
British American Tobacco PLC	33,029	1,796,917
Imperial Brands PLC	15,000	774,238
Japan Tobacco, Inc.	26,600	1,057,746
Philip Morris International, Inc.	17,578	1,600,125
Reynolds American, Inc.	28,372	1,430,800

		$8,500,769

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	68,800	$793,119
Sumitomo Corp.	94,400	929,312

		$1,722,431

Water Utilities — 0.2%
American Water Works Co., Inc.	7,518	$487,317
United Utilities Group PLC	46,042	590,379

		$1,077,696

Wireless Telecommunication Services — 0.3%
SoftBank Group Corp.	8,600	$422,611
Vodafone Group PLC	293,269	889,455

		$1,312,066

Total Common Stocks (identified cost $252,156,997)		$246,655,940

U.S. Treasury Obligations — 12.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,444,380
0.75%, 10/31/17	2,882	2,880,211
0.75%, 12/31/17	3,199	3,196,027
0.75%, 3/31/18	1,736	1,733,836
1.00%, 8/31/16	624	625,120
1.00%, 8/31/19	2,924	2,921,630
1.125%, 12/31/19	1,427	1,428,339
1.25%, 11/30/18	1,776	1,793,738
1.25%, 2/29/20	1,547	1,554,532
1.375%, 7/31/18	2,671	2,706,223
1.375%, 9/30/18	433	439,241
1.375%, 5/31/20	1,317	1,328,210
1.50%, 6/30/16	592	594,030
1.50%, 8/31/18	1,232	1,252,250
1.50%, 12/31/18	5,263	5,352,024
1.50%, 3/31/19	706	718,403
1.875%, 6/30/20	2,242	2,308,342
2.00%, 9/30/20	1,961	2,029,699
2.00%, 11/30/20	2,142	2,216,673
2.125%, 8/31/20	2,476	2,574,924
2.25%, 3/31/21	1,867	1,955,825
2.25%, 4/30/21	5,429	5,688,462
2.375%, 7/31/17	1,232	1,259,816
2.375%, 5/31/18	721	745,944
2.625%, 4/30/16	65	65,345
2.625%, 1/31/18	331	342,171
2.625%, 8/15/20	3,362	3,568,751
2.75%, 11/30/16	1,116	1,133,670
2.75%, 5/31/17	328	336,501
2.75%, 12/31/17	329	340,521
2.75%, 2/28/18	329	341,691
2.875%, 3/31/18	755	786,821
3.125%, 10/31/16	857	871,228
3.125%, 4/30/17	2,281	2,344,839
3.25%, 6/30/16	24	24,123
3.25%, 7/31/16	287	290,280
3.25%, 12/31/16	715	730,101
4.50%, 5/15/17	779	814,778
5.125%, 5/15/16	159	160,054

Total U.S. Treasury Obligations (identified cost $59,686,314)		$60,898,753

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds(2) — 16.7%

Security	Shares	Value

Municipal Bond Funds — 14.5%
Market Vectors High-Yield Municipal Index ETF	2,277,630	$70,857,070

		$70,857,070

Short-Term Fixed Income Funds — 2.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$10,957,889

		$10,957,889

Total Exchange-Traded Funds (identified cost $80,206,800)		$81,814,959

Short-Term Investments — 19.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(3)	$96,294	$96,294,189

Total Short-Term Investments (identified cost $96,294,189)		$96,294,189

Total Investments — 99.3% (identified cost $488,344,300)		$485,663,841

Other Assets, Less Liabilities — 0.7%		$3,527,725

Net Assets — 100.0%		$489,191,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	59.6%	$291,509,191
Japan	6.9	33,904,910
United Kingdom	4.1	20,241,275
Germany	2.7	13,314,351
Switzerland	2.3	11,397,212
France	2.2	10,519,976
Spain	1.2	5,748,923
Belgium	0.8	4,160,147
Netherlands	0.8	3,684,055
Sweden	0.6	2,775,027
Denmark	0.5	2,490,220
Italy	0.3	1,268,720
Finland	0.2	1,199,238
Norway	0.2	789,346
Israel	0.1	508,569
Austria	0.1	337,722
Exchange-Traded Funds	16.7	81,814,959

Total Investments	99.3%	$485,663,841

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	15,575,120	AUD	22,000,000	Morgan Stanley & Co. International PLC	3/14/16	$—	$(118,760)
USD	41,525,470	EUR	37,000,000	Morgan Stanley & Co. International PLC	3/14/16	1,261,787	—
USD	33,339,914	JPY	3,800,000,000	Morgan Stanley & Co. International PLC	3/16/16	—	(374,879)
USD	15,276,146	KRW	18,200,000,000	Barclays Bank PLC	3/14/16	575,089	—

						$1,836,876	$(493,639)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Equity Futures
E-mini MSCI Emerging Markets Index	200	Long	Mar-16	$7,707,148	$7,421,000	$(286,148)
E-mini S&P 500 Index	150	Long	Mar-16	15,074,403	14,471,250	(603,153)

						$(889,301)

Abbreviations:

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
EUR	–	Euro
JPY	–	Japanese Yen
KRW	–	South Korean Won
USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $392,050,111)	$389,369,652
Affiliated investment, at value (identified cost, $96,294,189)	96,294,189
Restricted cash*	1,072,519
Foreign currency, at value (identified cost, $423,455)	414,940
Dividends receivable	474,814
Interest receivable	232,886
Interest receivable from affiliated investment	29,980
Receivable for Fund shares sold	2,197,963
Receivable for open forward foreign currency exchange contracts	1,836,876
Tax reclaims receivable	104,587
Total assets	$492,028,406

Liabilities
Payable for Fund shares redeemed	$1,717,992
Payable for variation margin on open financial futures contracts	34,000
Payable for open forward foreign currency exchange contracts	493,639
Payable to affiliates:
Investment adviser and administration fee	340,185
Distribution and service fees	122,987
Accrued expenses	128,037
Total liabilities	$2,836,840
Net Assets	$489,191,566

Sources of Net Assets
Paid-in capital	$504,855,310
Accumulated net realized loss	(13,403,660)
Accumulated distributions in excess of net investment income	(20,228)
Net unrealized depreciation	(2,239,856)
Total	$489,191,566

Class A Shares
Net Assets	$97,083,469
Shares Outstanding	8,143,126
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.92
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.65

Class C Shares
Net Assets	$132,526,771
Shares Outstanding	11,275,629
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.75

Class I Shares
Net Assets	$259,581,326
Shares Outstanding	21,695,229
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $93,830)	$4,219,124
Interest	464,411
Interest allocated from affiliated investment	138,244
Expenses allocated from affiliated investment	(6,736)
Total investment income	$4,815,043

Expenses
Investment adviser and administration fee	$2,187,888
Distribution and service fees
Class A	129,906
Class C	671,792
Trustees’ fees and expenses	13,448
Custodian fee	89,431
Transfer and dividend disbursing agent fees	152,352
Legal and accounting services	26,664
Printing and postage	23,230
Registration fees	43,346
Miscellaneous	10,320
Total expenses	$3,348,377

Net investment income	$1,466,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$23,484
Investment transactions allocated from affiliated investment	150
Financial futures contracts	(2,352,045)
Foreign currency and forward foreign currency exchange contract transactions	(668,056)
Capital gain distributions received	2,333
Net realized loss	$(2,994,134)
Change in unrealized appreciation (depreciation) —
Investments	$(6,354,353)
Financial futures contracts	1,491,646
Foreign currency and forward foreign currency exchange contracts	(139,509)
Net change in unrealized appreciation (depreciation)	$(5,002,216)

Net realized and unrealized loss	$(7,996,350)

Net decrease in net assets from operations	$(6,529,684)

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment income	$1,466,666	$3,988,388
Net realized loss from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	(2,994,134)	(6,845,996)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(5,002,216)	(20,164,228)
Net decrease in net assets from operations	$(6,529,684)	$(23,021,836)
Distributions to shareholders —
From net investment income
Class A	$(1,377,865)	$(463,825)
Class C	(773,839)	—
Class I	(3,818,954)	(1,456,013)
From net realized gain
Class A	—	(1,032,829)
Class C	—	(1,165,717)
Class I	—	(2,099,041)
Total distributions to shareholders	$(5,970,658)	$(6,217,425)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,680,930	$43,403,994
Class C	16,730,604	50,312,424
Class I	122,950,587	141,679,479
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,059,397	1,166,852
Class C	442,417	672,869
Class I	2,266,556	2,036,851
Cost of shares redeemed
Class A	(25,346,992)	(30,748,276)
Class C	(19,132,423)	(25,471,686)
Class I	(84,496,508)	(122,679,367)
Net increase in net assets from Fund share transactions	$31,154,568	$60,373,140

Net increase in net assets	$18,654,226	$31,133,879

Net Assets
At beginning of period	$470,537,340	$439,403,461
At end of period	$489,191,566	$470,537,340

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(20,228)	$4,483,764

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Financial Highlights

	Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$12.250		$13.000	$11.600	$11.080		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.042		$0.121	$0.126	$0.101		$0.112
Net realized and unrealized gain (loss)	(0.208)		(0.697)	1.409	0.572		1.005

Total income (loss) from operations	$(0.166)		$(0.576)	$1.535	$0.673		$1.117

Less Distributions
From net investment income	$(0.164)		$(0.054)	$(0.047)	$(0.107)		$(0.037)
From net realized gain	—		(0.120)	(0.088)	(0.046)		—

Total distributions	$(0.164)		$(0.174)	$(0.135)	$(0.153)		$(0.037)

Net asset value — End of period	$11.920		$12.250	$13.000	$11.600		$11.080

Total Return(3)	(1.41	)%(4)	(4.48)%	13.30%	6.13%		11.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,083		$107,566	$100,232	$32,147		$5,007
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.30	%(6)	1.30%	1.33%	1.40	%(7)	1.38	%(6)(7)
Net investment income	0.69	%(6)	0.95%	0.99%	0.87%		1.12	%(6)
Portfolio Turnover	0	%(4)(8)	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would have been lower.

(8)	Amount is less than 0.5%.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$12.040		$12.800	$11.470	$11.020		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.004)		$0.025	$0.025	$0.009		$0.035
Net realized and unrealized gain (loss)	(0.216)		(0.675)	1.399	0.564		1.009

Total income (loss) from operations	$(0.220)		$(0.650)	$1.424	$0.573		$1.044

Less Distributions
From net investment income	$(0.070)		$—	$(0.006)	$(0.077)		$(0.024)
From net realized gain	—		(0.110)	(0.088)	(0.046)		—

Total distributions	$(0.070)		$(0.110)	$(0.094)	$(0.123)		$(0.024)

Net asset value — End of period	$11.750		$12.040	$12.800	$11.470		$11.020

Total Return(3)	(1.85	)%(4)	(5.12)%	12.46%	5.24%		10.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,527		$137,605	$120,373	$29,542		$3,062
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.05	%(6)	2.05%	2.08%	2.15	%(7)	2.13	%(6)(7)
Net investment income (loss)	(0.06	)%(6)	0.20%	0.20%	0.08%		0.36	%(6)
Portfolio Turnover	0	%(4)(8)	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would have been lower.

(8)	Amount is less than 0.5%.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$12.310		$13.060	$11.640	$11.100		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.057		$0.152	$0.147	$0.140		$0.147
Net realized and unrealized gain (loss)	(0.210)		(0.699)	1.423	0.562		0.992

Total income (loss) from operations	$(0.153)		$(0.547)	$1.570	$0.702		$1.139

Less Distributions
From net investment income	$(0.197)		$(0.083)	$(0.062)	$(0.116)		$(0.039)
From net realized gain	—		(0.120)	(0.088)	(0.046)		—

Total distributions	$(0.197)		$(0.203)	$(0.150)	$(0.162)		$(0.039)

Net asset value — End of period	$11.960		$12.310	$13.060	$11.640		$11.100

Total Return(3)	(1.31	)%(4)	(4.24)%	13.56%	6.39%		11.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$259,581		$225,366	$218,798	$47,565		$37,038
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.05	%(6)	1.05%	1.09%	1.15	%(7)	1.13	%(6)(7)
Net investment income	0.93	%(6)	1.19%	1.16%	1.21%		1.50	%(6)
Portfolio Turnover	0	%(4)(8)	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would have been lower.

(8)	Amount is less than 0.5%.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $12,895,055 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2015, $12,895,055 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$488,247,268

Gross unrealized appreciation	$22,139,039
Gross unrealized depreciation	(24,722,466)

Net unrealized depreciation	$(2,583,427)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended February 29, 2016, the investment adviser and administration fee amounted to $2,187,888 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2016, EVM earned $2,778 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,080 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 amounted to $129,906 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2016, the Fund paid or accrued to EVD $503,844 for Class C shares.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2016 amounted to $167,948 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2016, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$92,414	$115,899
U.S. Government and Agency Securities	—	99,100

	$92,414	$214,999

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	1,360,344	3,391,748
Issued to shareholders electing to receive payments of distributions in Fund shares	85,298	91,734
Redemptions	(2,081,023)	(2,417,742)

Net increase (decrease)	(635,381)	1,065,740

Class C	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	1,393,391	3,999,181
Issued to shareholders electing to receive payments of distributions in Fund shares	36,086	53,572
Redemptions	(1,587,240)	(2,024,979)

Net increase (decrease)	(157,763)	2,027,774

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	10,037,879	11,035,892
Issued to shareholders electing to receive payments of distributions in Fund shares	181,907	159,628
Redemptions	(6,826,822)	(9,652,245)

Net increase	3,392,964	1,543,275

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 29, 2016 is included in the Portfolio of Investments. At February 29, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 29, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $493,639. At February 29, 2016, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 29, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(889,301	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	1,836,876	(2)	(493,639	)(3)

Total		$1,836,876		$(1,382,940)

Derivatives not subject to master netting or similar agreements		$—		$(889,301)

Total Derivatives subject to master netting or similar agreements		$1,836,876		$(493,639)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of February 29, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$575,089	$—	$(575,089)	$—	$—
Morgan Stanley & Co. International PLC	1,261,787	(493,639)	(768,148)	—	—

	$1,836,876	$(493,639)	$(1,343,237)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(493,639)	$493,639	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 29, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(2,352,045)	$1,491,646
Foreign Exchange	Forward foreign currency exchange contracts	(654,906)	(134,458)

Total		$(3,006,951)	$1,357,188

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended February 29, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$23,148,000	$117,016,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$21,260,144	$25,341,606	$—	$46,601,750
Consumer Staples	23,252,528	20,680,256	—	43,932,784
Financials	7,884,361	17,067,776	—	24,952,137
Health Care	26,102,140	21,926,573	—	48,028,713
Industrials	10,439,583	5,314,389	—	15,753,972
Information Technology	32,350,474	6,296,252	—	38,646,726
Materials	—	702,962	—	702,962
Telecommunication Services	4,353,573	7,072,047	—	11,425,620
Utilities	9,765,194	6,846,082	—	16,611,276

Total Common Stocks	$135,407,997	$111,247,943 *	$—	$246,655,940

U.S. Treasury Obligations	$—	$60,898,753	$—	$60,898,753
Exchange-Traded Funds	81,814,959	—	—	81,814,959
Short-Term Investments	—	96,294,189	—	96,294,189

Total Investments	$217,222,956	$268,440,885	$—	$485,663,841

Forward Foreign Currency Exchange Contracts	$—	$1,836,876	$—	$1,836,876

Total	$217,222,956	$270,277,761	$—	$487,500,717

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(493,639)	$—	$(493,639)
Futures Contracts	(889,301)	—	—	(889,301)

Total	$(889,301)	$(493,639)	$—	$(1,382,940)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.29.16

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2016

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	–3.03%	–9.89%	4.00%	6.38%
Class A with 5.75% Maximum Sales Charge	—	—	–8.61	–15.09	2.77	5.22
Class C at NAV	10/12/2010	10/12/2010	–3.38	–10.53	3.21	5.57
Class C with 1% Maximum Sales Charge	—	—	–4.33	–11.42	3.21	5.57
Class I at NAV	10/12/2010	10/12/2010	–2.90	–9.63	4.24	6.64
MSCI All Country World Index	—	—	–5.54%	–12.32%	3.70%	5.45%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.25%	2.00%	1.00%

Fund Profile

Country Allocation (% of net assets)4

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4,5

Apple, Inc.	1.8%

Microsoft Corp.	1.3

Johnson & Johnson	1.1

General Electric Co.	1.0

Toyota Motor Corp.	1.0

E-mini MSCI Emerging Markets Index Futures Contracts	0.8

Fiserv, Inc.	0.8

Nestle SA	0.8

Pfizer, Inc.	0.8

Altria Group, Inc.	0.8
Total	10.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$969.70	$6.22	1.27%
Class C	$1,000.00	$966.20	$9.88	2.02%
Class I	$1,000.00	$971.00	$5.00	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.37	1.27%
Class C	$1,000.00	$1,014.80	$10.12	2.02%
Class I	$1,000.00	$1,019.80	$5.12	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 90.1%

Security	Shares	Value

Aerospace & Defense — 0.6%
Honeywell International, Inc.	12,952	$1,312,685
United Technologies Corp.	37,112	3,585,762

		$4,898,447

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$3,222,163

		$3,222,163

Auto Components — 1.8%
Bridgestone Corp.	180,400	$6,316,095
Compagnie Generale des Etablissements Michelin, Class B	20,203	1,822,429
Continental AG	8,764	1,744,363
Delphi Automotive PLC	37,223	2,482,030
Denso Corp.	83,600	3,099,443

		$15,464,360

Automobiles — 3.2%
Bayerische Motoren Werke AG	21,081	$1,712,580
Fuji Heavy Industries, Ltd.	142,500	4,662,147
Honda Motor Co., Ltd.	182,000	4,680,834
Mazda Motor Corp.	147,200	2,048,542
Nissan Motor Co., Ltd.	458,000	4,153,905
Porsche Automobil Holding SE, PFC Shares	26,754	1,209,990
Toyota Motor Corp.	175,110	9,129,811

		$27,597,809

Banks — 4.3%
Banco Santander SA	649,904	$2,628,855
Bankinter SA	259,196	1,708,202
Citigroup, Inc.	30,970	1,203,185
Commerzbank AG(1)	165,458	1,336,908
Danske Bank A/S	63,471	1,732,272
DNB ASA	131,448	1,515,217
Erste Group Bank AG(1)	64,215	1,652,961
HSBC Holdings PLC	484,913	3,083,725
ING Groep NV	129,341	1,541,917
JPMorgan Chase & Co.	75,523	4,251,945
KBC Groep NV	29,830	1,579,670
Nordea Bank AB	165,233	1,643,439
PacWest Bancorp	37,756	1,214,988
Skandinaviska Enskilda Banken AB, Class A	166,831	1,630,018
Standard Chartered PLC	150,198	893,566
Swedbank AB, Class A	87,255	1,762,533

Security	Shares	Value

Banks (continued)
UniCredit SpA	294,831	$1,095,177
United Bankshares, Inc.	34,806	1,219,602
Wells Fargo & Co.	119,567	5,610,084

		$37,304,264

Beverages — 3.1%
Anheuser-Busch InBev SA/NV	38,790	$4,339,696
Coca-Cola Co. (The)	135,876	5,860,332
Diageo PLC	132,759	3,411,954
Heineken NV	53,583	4,300,204
PepsiCo, Inc.	60,967	5,963,792
Pernod-Ricard SA	33,647	3,579,167

		$27,455,145

Biotechnology — 2.7%
AbbVie, Inc.	46,077	$2,516,265
Actelion, Ltd.	14,246	1,973,345
Alexion Pharmaceuticals, Inc.(1)	15,460	2,176,768
Amgen, Inc.	31,861	4,533,183
Biogen, Inc.(1)	11,701	3,035,473
Celgene Corp.(1)	27,115	2,734,005
Gilead Sciences, Inc.	43,624	3,806,194
Grifols SA	131,368	2,863,813

		$23,639,046

Building Products — 0.7%
Daikin Industries, Ltd.	87,500	$5,865,598

		$5,865,598

Capital Markets — 0.3%
Credit Suisse Group AG	72,457	$969,778
Julius Baer Group, Ltd.	37,636	1,501,663

		$2,471,441

Chemicals — 0.3%
Shin-Etsu Chemical Co., Ltd.	61,300	$3,077,971

		$3,077,971

Communications Equipment — 0.4%
Cisco Systems, Inc.	117,674	$3,080,705

		$3,080,705

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,493,849
Deutsche Boerse AG	21,722	1,785,962
EXOR SpA	40,519	1,335,594
FactSet Research Systems, Inc.	13,820	2,079,772
Investor AB, Class B	52,384	1,735,326
London Stock Exchange Group PLC	49,267	1,825,273

		$10,255,776

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	52,451	$1,938,064
Deutsche Telekom AG	229,529	3,839,330
Proximus SADP	62,035	1,952,077
Swisscom AG	7,805	3,803,132
Telefonica SA	354,857	3,538,338
Telenor ASA	121,709	1,816,982
Verizon Communications, Inc.	126,838	6,434,492

		$23,322,415

Electric Utilities — 4.1%
American Electric Power Co., Inc.	21,480	$1,326,390
Duke Energy Corp.	34,962	2,596,977
Endesa SA	101,532	1,830,023
Eversource Energy	89,531	4,861,533
Fortum Oyj	146,683	1,943,551
Iberdrola SA	778,442	5,014,884
NextEra Energy, Inc.	50,281	5,672,702
OGE Energy Corp.	68,158	1,695,771
Red Electrica Corp. SA	45,555	3,602,621
SSE PLC	114,356	2,190,356
Xcel Energy, Inc.	134,346	5,312,041

		$36,046,849

Electronic Equipment, Instruments & Components — 0.4%
Citizen Holdings Co., Ltd.	168,800	$926,921
Kyocera Corp.	54,000	2,377,574

		$3,304,495

Food & Staples Retailing — 2.7%
Casino Guichard-Perrachon SA	31,236	$1,406,305
Costco Wholesale Corp.	32,507	4,877,025
CVS Health Corp.	62,890	6,111,021
Koninklijke Ahold NV	103,671	2,270,123
Wal-Mart Stores, Inc.	61,120	4,054,701

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	58,644	$4,629,357

		$23,348,532

Food Products — 3.7%
Bunge, Ltd.	31,447	$1,563,545
Campbell Soup Co.	91,731	5,664,389
ConAgra Foods, Inc.	33,513	1,409,557
Danone SA	52,067	3,621,152
General Mills, Inc.	48,293	2,842,043
Hershey Co. (The)	33,847	3,076,354
Ingredion, Inc.	28,571	2,891,957
Kellogg Co.	17,937	1,327,697
Mondelez International, Inc., Class A	69,562	2,819,348
Nestle SA	101,679	7,110,508

		$32,326,550

Gas Utilities — 0.2%
Gas Natural SDG SA	122,689	$2,136,540

		$2,136,540

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	69,856	$2,706,222
Coloplast A/S, Class B	33,262	2,513,466
Essilor International SA	22,526	2,675,719
Medtronic PLC	80,961	6,265,572
Sirona Dental Systems, Inc.(1)	23,524	2,586,934
Sonova Holding AG	18,108	2,168,485
Teleflex, Inc.	17,921	2,559,477
Zimmer Biomet Holdings, Inc.	12,788	1,238,006

		$22,713,881

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	19,334	$1,674,711
Anthem, Inc.	10,136	1,324,674
Cardinal Health, Inc.	17,166	1,402,462
Cigna Corp.	15,196	2,121,514
DaVita HealthCare Partners, Inc.(1)	16,682	1,100,512
Express Scripts Holding Co.(1)	26,705	1,879,498
Fresenius Medical Care AG & Co. KGaA	28,005	2,351,319
Fresenius SE & Co. KGaA	25,427	1,670,081
McKesson Corp.	26,217	4,079,889
UnitedHealth Group, Inc.	21,515	2,562,436

		$20,167,096

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.3%
Accor SA	41,215	$1,746,954
Carnival Corp.	54,110	2,595,115
Compass Group PLC	124,540	2,183,486
InterContinental Hotels Group PLC	51,825	1,946,621
McDonald’s Corp.	32,051	3,756,056
Starbucks Corp.	51,170	2,978,606
Whitbread PLC	25,004	1,357,143
Wyndham Worldwide Corp.	44,562	3,245,896

		$19,809,877

Household Durables — 1.3%
Casio Computer Co., Ltd.	124,400	$2,291,325
Nikon Corp.	287,400	4,373,760
Sony Corp.	226,600	4,761,889

		$11,426,974

Household Products — 2.5%
Colgate-Palmolive Co.	40,603	$2,665,181
Henkel AG & Co. KGaA, PFC Shares	33,980	3,414,662
Kimberly-Clark Corp.	36,350	4,736,405
Procter & Gamble Co. (The)	63,786	5,121,378
Reckitt Benckiser Group PLC	66,987	6,101,827

		$22,039,453

Industrial Conglomerates — 1.9%
3M Co.	33,103	$5,192,868
General Electric Co.	313,847	9,145,502
Roper Technologies, Inc.	11,167	1,875,274

		$16,213,644

Insurance — 1.7%
Allianz SE	11,893	$1,764,053
Assicurazioni Generali SpA	103,282	1,431,602
Aviva PLC	254,453	1,543,919
NN Group NV	63,833	1,966,262
Prudential PLC	84,651	1,474,128
Sampo Oyj, Class A	39,587	1,780,746
Standard Life PLC	294,800	1,360,765
Swiss Re AG	22,711	2,013,010
Zurich Insurance Group AG	6,875	1,456,200

		$14,790,685

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	10,729	$5,927,987

Security	Shares	Value

Internet & Catalog Retail (continued)
Priceline Group, Inc. (The)(1)	1,790	$2,264,726

		$8,192,713

Internet Software & Services — 2.4%
Alphabet, Inc., Class A(1)	8,261	$5,924,955
Alphabet, Inc., Class C(1)	8,283	5,779,629
eBay, Inc.(1)	55,778	1,327,516
Facebook, Inc., Class A(1)	57,296	6,126,088
Yahoo! Inc.(1)	44,381	1,410,872

		$20,569,060

IT Services — 3.7%
Accenture PLC, Class A	15,807	$1,584,810
Automatic Data Processing, Inc.	63,778	5,401,359
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,085,355
Fidelity National Information Services, Inc.	20,781	1,210,493
Fiserv, Inc.(1)	74,833	7,156,280
International Business Machines Corp.	30,500	3,996,415
MasterCard, Inc., Class A	25,160	2,186,907
Paychex, Inc.	99,122	5,093,880
PayPal Holdings, Inc.(1)	55,778	2,127,373
Visa, Inc., Class A	34,768	2,516,855

		$32,359,727

Leisure Products — 0.4%
Mattel, Inc.	46,130	$1,500,148
Yamaha Corp.	86,600	2,414,095

		$3,914,243

Life Sciences Tools & Services — 0.6%
Illumina, Inc.(1)	11,984	$1,800,476
Mettler-Toledo International, Inc.(1)	6,853	2,158,078
Thermo Fisher Scientific, Inc.	10,245	1,323,552

		$5,282,106

Machinery — 1.9%
Cummins, Inc.	14,570	$1,421,595
FANUC Corp.	25,600	3,759,110
Ingersoll-Rand PLC	61,728	3,429,608
Komatsu, Ltd.	205,500	3,141,029
Kubota Corp.	382,000	4,890,086

		$16,641,428

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.8%
Comcast Corp., Class A	82,394	$4,756,605
Liberty Global PLC, Class C(1)	43,579	1,567,101
Omnicom Group, Inc.	70,416	5,479,069
Pearson PLC	111,968	1,329,981
ProSiebenSat.1 Media SE	41,634	2,128,038
Publicis Groupe SA	28,506	1,766,575
RELX PLC	119,825	2,061,742
Time Warner, Inc.	37,027	2,451,187
Twenty-First Century Fox, Inc., Class A	66,904	1,807,746
Vivendi SA	150,044	3,112,398
Walt Disney Co. (The)	49,221	4,701,590
Wolters Kluwer NV	61,833	2,329,731

		$33,491,763

Multi-Utilities — 1.9%
Dominion Resources, Inc.	56,814	$3,972,435
DTE Energy Co.	57,433	4,831,264
E.ON SE	200,378	1,810,466
Engie SA	146,302	2,264,226
National Grid PLC	194,759	2,601,160
Sempra Energy	12,677	1,223,457

		$16,703,008

Multiline Retail — 0.6%
Marks & Spencer Group PLC	243,701	$1,433,175
Nordstrom, Inc.	33,595	1,724,095
Target Corp.	28,315	2,221,312

		$5,378,582

Personal Products — 1.3%
Beiersdorf AG	24,996	$2,166,499
Edgewell Personal Care Co.	15,833	1,210,433
L’Oreal SA	22,281	3,750,116
Unilever NV	98,425	4,291,160

		$11,418,208

Pharmaceuticals — 8.0%
Allergan PLC(1)	17,634	$5,115,800
Astellas Pharma, Inc.	414,700	5,966,651
Bayer AG	29,722	3,081,220
Bristol-Myers Squibb Co.	52,075	3,225,005
Eli Lilly & Co.	23,683	1,705,176
GlaxoSmithKline PLC	115,988	2,247,853
Johnson & Johnson	90,070	9,476,265

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	81,951	$4,114,760
Merck KGaA	24,818	2,103,498
Novartis AG	50,792	3,617,834
Novo Nordisk A/S, Class B	88,954	4,579,764
Pfizer, Inc.	225,473	6,689,784
Roche Holding AG PC	13,030	3,341,090
Sanofi	51,822	4,106,284
Takeda Pharmaceutical Co., Ltd.	131,700	6,269,177
Teva Pharmaceutical Industries, Ltd.	29,260	1,641,740
UCB SA	41,030	3,036,253

		$70,318,154

Real Estate Investment Trusts (REITs) — 1.0%
British Land Co. PLC (The)	148,991	$1,359,506
Klepierre	42,860	1,784,575
Land Securities Group PLC	98,460	1,375,815
Ryman Hospitality Properties, Inc.	47,256	2,262,145
Unibail-Rodamco SE	7,417	1,845,366

		$8,627,407

Real Estate Management & Development — 0.2%
Deutsche Wohnen AG, Bearer Shares	73,000	$1,927,146

		$1,927,146

Road & Rail — 0.3%
Union Pacific Corp.	31,024	$2,446,553

		$2,446,553

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	134,140	$3,969,203
QUALCOMM, Inc.	51,794	2,630,617
Texas Instruments, Inc.	45,264	2,399,897

		$8,999,717

Software — 2.6%
Intuit, Inc.	55,643	$5,377,339
Microsoft Corp.	219,812	11,184,035
Oracle Corp.	174,429	6,415,499

		$22,976,873

Specialty Retail — 1.6%
Hennes & Mauritz AB, Class B	48,867	$1,583,606
Home Depot, Inc. (The)	46,709	5,797,521
Lowe’s Cos., Inc.	46,109	3,113,741

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)
TJX Cos., Inc. (The)	42,086	$3,118,573

		$13,613,441

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	165,044	$15,958,104
Canon, Inc.	195,900	5,521,352
FUJIFILM Holdings Corp.	131,100	4,913,654
Hewlett Packard Enterprise Co.	66,476	882,137
HP, Inc.	66,476	710,628

		$27,985,875

Textiles, Apparel & Luxury Goods — 1.8%
Burberry Group PLC	87,094	$1,590,218
Compagnie Financiere Richemont SA, Class A	25,512	1,620,029
Hermes International	5,528	1,886,292
Hugo Boss AG	16,852	958,497
Luxottica Group SpA	28,077	1,602,767
NIKE, Inc., Class B	66,228	4,078,983
Pandora A/S	16,983	2,143,898
Swatch Group AG (The), Bearer Shares	4,987	1,726,911

		$15,607,595

Tobacco — 3.4%
Altria Group, Inc.	106,864	$6,579,616
British American Tobacco PLC	90,226	4,908,676
Imperial Brands PLC	64,806	3,345,016
Japan Tobacco, Inc.	131,600	5,233,061
Philip Morris International, Inc.	49,128	4,472,122
Reynolds American, Inc.	106,840	5,387,941

		$29,926,432

Trading Companies & Distributors — 1.0%
Mitsui & Co., Ltd.	386,500	$4,455,531
Sumitomo Corp.	454,300	4,472,312

		$8,927,843

Water Utilities — 0.6%
American Water Works Co., Inc.	40,146	$2,602,264
United Utilities Group PLC	194,410	2,492,847

		$5,095,111

Wireless Telecommunication Services — 0.5%
SoftBank Group Corp.	53,638	$2,635,813

Security	Shares	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC	542,975	$1,646,788

		$4,282,601

Total Common Stocks (identified cost $756,307,771)		$786,665,302

Short-Term Investments — 9.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(2)	$81,642	$81,642,029

Total Short-Term Investments (identified cost $81,642,029)		$81,642,029

Total Investments — 99.4% (identified cost $837,949,800)		$868,307,331

Other Assets, Less Liabilities — 0.6%		$5,099,060

Net Assets — 100.0%		$873,406,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	58.5%	$511,309,791
Japan	12.8	111,437,686
United Kingdom	7.1	62,105,831
France	4.0	35,367,558
Germany	4.0	35,004,612
Switzerland	3.6	31,301,985
Spain	2.7	23,323,276
Netherlands	1.4	12,408,237
Denmark	1.3	10,969,400
Belgium	1.2	10,907,696
Sweden	1.0	8,354,922
Italy	0.6	5,465,140
Finland	0.4	3,724,297
Norway	0.4	3,332,199
Austria	0.2	1,652,961
Israel	0.2	1,641,740

Total Investments	99.4%	$868,307,331

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	30,442,280	AUD	43,000,000	Morgan Stanley & Co. International PLC	3/14/16	$—	$(232,123)
USD	130,187,960	EUR	116,000,000	Morgan Stanley & Co. International PLC	3/14/16	3,955,873	—
USD	109,670,768	JPY	12,500,000,000	Morgan Stanley & Co. International PLC	3/16/16	—	(1,233,153)
USD	34,413,295	KRW	41,000,000,000	Barclays Bank PLC	3/14/16	1,295,530	—

						$5,251,403	$(1,465,276)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Equity Futures
E-mini MSCI Emerging Markets Index	200	Long	Mar-16	$7,707,148	$7,421,000	$(286,148)

						$(286,148)

Abbreviations:

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
EUR	–	Euro
JPY	–	Japanese Yen

KRW	–	South Korean Won
USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $756,307,771)	$786,665,302
Affiliated investment, at value (identified cost, $81,642,029)	81,642,029
Cash	510
Restricted cash*	360,098
Foreign currency, at value (identified cost, $1,465,274)	1,434,224
Dividends receivable	1,496,192
Interest receivable from affiliated investment	31,400
Receivable for Fund shares sold	1,191,056
Receivable for variation margin on open financial futures contracts	65,000
Receivable for open forward foreign currency exchange contracts	5,251,403
Tax reclaims receivable	442,642
Total assets	$878,579,856

Liabilities
Payable for Fund shares redeemed	$2,686,121
Payable for open forward foreign currency exchange contracts	1,465,276
Payable to affiliates:
Investment adviser and administration fee	609,941
Distribution and service fees	190,400
Accrued expenses	221,727
Total liabilities	$5,173,465
Net Assets	$873,406,391

Sources of Net Assets
Paid-in capital	$849,887,557
Accumulated net realized loss	(8,082,005)
Accumulated distributions in excess of net investment income	(2,208,266)
Net unrealized appreciation	33,809,105
Total	$873,406,391

Class A Shares
Net Assets	$187,431,888
Shares Outstanding	14,146,827
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.25
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.06

Class C Shares
Net Assets	$193,298,141
Shares Outstanding	14,732,794
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$13.12

Class I Shares
Net Assets	$492,676,362
Shares Outstanding	37,153,961
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $310,789)	$8,051,769
Interest allocated from affiliated investment	164,189
Expenses allocated from affiliated investment	(8,115)
Total investment income	$8,207,843

Expenses
Investment adviser and administration fee	$4,052,319
Distribution and service fees
Class A	257,209
Class C	1,032,914
Trustees’ fees and expenses	25,197
Custodian fee	150,424
Transfer and dividend disbursing agent fees	307,954
Legal and accounting services	36,758
Printing and postage	35,046
Registration fees	48,597
Miscellaneous	28,070
Total expenses	$5,974,488
Deduct —
Reduction of custodian fee	$28
Total expense reductions	$28

Net expenses	$5,974,460

Net investment income	$2,233,383

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$100,802
Investment transactions allocated from affiliated investment	188
Financial futures contracts	(6,845,509)
Foreign currency and forward foreign currency exchange contract transactions	(2,308,608)
Net realized loss	$(9,053,127)
Change in unrealized appreciation (depreciation) —
Investments	$(27,079,927)
Financial futures contracts	6,603,375
Foreign currency and forward foreign currency exchange contracts	(664,909)
Net change in unrealized appreciation (depreciation)	$(21,141,461)

Net realized and unrealized loss	$(30,194,588)

Net decrease in net assets from operations	$(27,961,205)

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment income	$2,233,383	$9,398,086
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(9,053,127)	14,807,589
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(21,141,461)	(80,806,421)
Net decrease in net assets from operations	$(27,961,205)	$(56,600,746)
Distributions to shareholders —
From net investment income
Class A	$(4,179,812)	$(1,417,310)
Class C	(2,669,172)	—
Class I	(11,650,680)	(5,571,291)
From net realized gain
Class A	—	(1,088,083)
Class C	—	(1,002,366)
Class I	—	(2,982,255)
Total distributions to shareholders	$(18,499,664)	$(12,061,305)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,626,887	$71,857,104
Class C	12,923,897	45,325,559
Class I	87,569,923	181,614,871
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,796,015	1,607,096
Class C	1,208,261	436,497
Class I	4,824,708	3,115,456
Cost of shares redeemed
Class A	(37,390,223)	(88,885,975)
Class C	(21,473,969)	(40,595,987)
Class I	(100,447,165)	(333,430,894)
Net decrease in net assets from Fund share transactions	$(35,361,666)	$(158,956,273)

Net decrease in net assets	$(81,822,535)	$(227,618,324)

Net Assets
At beginning of period	$955,228,926	$1,182,847,250
At end of period	$873,406,391	$955,228,926

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,208,266)	$14,058,015

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Financial Highlights

	Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$13.940		$14.900	$12.600	$10.850	$9.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.036		$0.127	$0.145	$0.124	$0.102	$0.047
Net realized and unrealized gain (loss)	(0.440)		(0.938)	2.219	1.755	0.836	(0.077)

Total income (loss) from operations	$(0.404)		$(0.811)	$2.364	$1.879	$0.938	$(0.030)

Less Distributions
From net investment income	$(0.286)		$(0.084)	$(0.064)	$(0.129)	$(0.058)	$—
From net realized gain	—		(0.065)	—	—	—	—

Total distributions	$(0.286)		$(0.149)	$(0.064)	$(0.129)	$(0.058)	$—

Net asset value — End of period	$13.250		$13.940	$14.900	$12.600	$10.850	$9.970

Total Return(3)	(3.03	)%(4)	(5.49)%	18.79%	17.47%	9.46%	(0.30	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$187,432		$217,251	$247,408	$132,450	$90,061	$110,839
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.27	%(6)	1.25%	1.26%	1.32%	1.35%	1.43	%(6)
Net investment income	0.51	%(6)	0.86%	1.02%	1.04%	1.00%	0.49	%(6)
Portfolio Turnover	0	%(4)(7)	40%	49%	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Amount is less than 0.5%.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$13.750		$14.720	$12.490	$10.750	$9.890	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.016)		$0.016	$0.035	$0.034	$0.025	$(0.026)
Net realized and unrealized gain (loss)	(0.436)		(0.921)	2.195	1.744	0.835	(0.084)

Total income (loss) from operations	$(0.452)		$(0.905)	$2.230	$1.778	$0.860	$(0.110)

Less Distributions
From net investment income	$(0.178)		$—	$—	$(0.038)	$—	$—
From net realized gain	—		(0.065)	—	—	—	—

Total distributions	$(0.178)		$(0.065)	$—	$(0.038)	$—	$—

Net asset value — End of period	$13.120		$13.750	$14.720	$12.490	$10.750	$9.890

Total Return(3)	(3.38	)%(4)	(6.17)%	17.85%	16.58%	8.70%	(1.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$193,298		$210,265	$219,687	$95,752	$66,254	$81,599
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.02	%(6)	2.00%	2.01%	2.07%	2.10%	2.18	%(6)
Net investment income (loss)	(0.24	)%(6)	0.11%	0.25%	0.29%	0.25%	(0.27	)%(6)
Portfolio Turnover	0	%(4)(7)	40%	49%	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Amount is less than 0.5%.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$13.970		$14.930	$12.620	$10.860	$9.990	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.053		$0.167	$0.183	$0.151	$0.126	$0.067
Net realized and unrealized gain (loss)	(0.437)		(0.942)	2.214	1.765	0.828	(0.077)

Total income (loss) from operations	$(0.384)		$(0.775)	$2.397	$1.916	$0.954	$(0.010)

Less Distributions
From net investment income	$(0.326)		$(0.120)	$(0.087)	$(0.156)	$(0.084)	$—
From net realized gain	—		(0.065)	—	—	—	—

Total distributions	$(0.326)		$(0.185)	$(0.087)	$(0.156)	$(0.084)	$—

Net asset value — End of period	$13.260		$13.970	$14.930	$12.620	$10.860	$9.990

Total Return(3)	(2.90	)%(4)	(5.25)%	19.04%	17.84%	9.63%	(0.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$492,676		$527,713	$715,752	$247,981	$145,897	$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.02	%(6)	1.00%	1.01%	1.07%	1.10%	1.18	%(6)
Net investment income	0.76	%(6)	1.13%	1.27%	1.26%	1.24%	0.70	%(6)
Portfolio Turnover	0	%(4)(7)	40%	49%	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Amount is less than 0.5%.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the

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Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

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Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $6,132,349 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2015, $6,132,349 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$837,735,853

Gross unrealized appreciation	$105,824,184
Gross unrealized depreciation	(75,252,706)

Net unrealized appreciation	$30,571,478

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 29, 2016, the investment adviser and administration fee amounted to $4,052,319 or 0.88% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2016, EVM earned $3,280 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $25,914 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 amounted to $257,209 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2016, the Fund paid or accrued to EVD $774,686 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2016 amounted to $258,228 for Class C shares.

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Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2016, the Fund was informed that EVD received approximately $6,000 and $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $274,180 and $372,238, respectively, for the six months ended February 29, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	1,061,579	4,902,327
Issued to shareholders electing to receive payments of distributions in Fund shares	197,319	109,849
Redemptions	(2,696,250)	(6,035,747)

Net decrease	(1,437,352)	(1,023,571)

Class C	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	940,594	3,128,948
Issued to shareholders electing to receive payments of distributions in Fund shares	85,936	30,082
Redemptions	(1,580,852)	(2,791,468)

Net increase (decrease)	(554,322)	367,562

Class I	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	6,318,205	12,423,196
Issued to shareholders electing to receive payments of distributions in Fund shares	340,247	212,804
Redemptions	(7,268,608)	(22,809,210)

Net decrease	(610,156)	(10,173,210)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 29, 2016 is included in the Portfolio of Investments. At February 29, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 29, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,465,276. At February 29, 2016, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 29, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(286,148	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	5,251,403	(2)	(1,465,276	)(3)

Total		$5,251,403		$(1,751,424)

Derivatives not subject to master netting or similar agreements		$—		$(286,148)

Total Derivatives subject to master netting or similar agreements		$5,251,403		$(1,465,276)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

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Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of February 29, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$1,295,530	$—	$(1,295,530)	$—	$—
Morgan Stanley & Co. International PLC	3,955,873	(1,465,276)	(2,490,597)	—	—

	$5,251,403	$(1,465,276)	$(3,786,127)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(1,465,276)	$1,465,276	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 29, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(6,845,509)	$6,603,375
Foreign Exchange	Forward foreign currency exchange contracts	(2,260,118)	(654,198)

Total		$(9,105,627)	$5,949,177

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended February 29, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$24,723,000	$343,427,000

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Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$65,568,087	$88,929,270	$—	$154,497,357
Consumer Staples	83,264,194	63,250,126	—	146,514,320
Financials	19,335,570	56,041,149	—	75,376,719
Health Care	85,912,691	56,207,592	—	142,120,283
Industrials	31,632,010	26,583,666	—	58,215,676
Information Technology	105,536,951	13,739,501	—	119,276,452
Materials	—	3,077,971	—	3,077,971
Telecommunication Services	8,372,556	19,232,460	—	27,605,016
Utilities	34,094,834	25,886,674	—	59,981,508

Total Common Stocks	$433,716,893	$352,948,409 *	$—	$786,665,302

Short-Term Investments	$—	$81,642,029	$—	$81,642,029

Total Investments	$433,716,893	$434,590,438	$—	$868,307,331

Forward Foreign Currency Exchange Contracts	$—	$5,251,403	$—	$5,251,403

Total	$433,716,893	$439,841,841	$—	$873,558,734

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,465,276)	$—	$(1,465,276)
Futures Contracts	(286,148)	—	—	(286,148)

Total	$(286,148)	$(1,465,276)	$—	$(1,751,424)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773 2.29.16

Eaton Vance

Richard Bernstein Market Opportunities Fund

Semiannual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operations of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2016

Eaton Vance

Richard Bernstein Market Opportunities Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	23

Important Notices	24

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/02/2014	09/02/2014	–2.86%	–10.37%	—	–5.57%
Class A with 5.75% Maximum Sales Charge	—	—	–8.40	–15.51	—	–9.24
Class C at NAV	09/02/2014	09/02/2014	–3.07	–10.98	—	–6.24
Class C with 1% Maximum Sales Charge	—	—	–4.03	–11.86	—	–6.24
Class I at NAV	09/02/2014	09/02/2014	–2.60	–10.13	—	–5.31
MSCI All Country World Index	—	—	–5.54%	–12.32%	3.70%	–7.79%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				4.25%	5.00%	3.74%
Net				3.58	4.33	3.07

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Fund Profile

Country Allocation (% of net assets)[4,5,6]

Top 10 Holdings (% of net assets)5,7

E-mini S&P 500 Index Futures Contracts	52.8%

WisdomTree Europe Hedged Equity Fund	27.4

Market Vectors High-Yield Municipal Index ETF	26.6

Takeda Pharmaceutical Co., Ltd.	2.2

Toyota Motor Corp.	2.1

Sumitomo Corp.	1.7

Mitsui & Co., Ltd.	1.7

Kikkoman Corp.	1.0

Fuji Heavy Industries, Ltd.	1.0

Astellas Pharma, Inc.	0.9

Total	117.4%

Asset Allocation (% of net assets)[4,5,6]

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]	Net of long and short exposures.

[7]	Excludes cash, cash equivalents and securities sold short.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$971.40	$19.07	**	3.89%
Class C	$1,000.00	$969.30	$22.62	**	4.62%
Class I	$1,000.00	$974.00	$15.95	**	3.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,005.50	$19.40	**	3.89%
Class C	$1,000.00	$1,001.90	$23.00	**	4.62%
Class I	$1,000.00	$1,008.70	$16.23	**	3.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 24.1%

Security	Shares	Value

Auto Components — 1.6%
Bridgestone Corp.(1)	2,500	$87,529
Denso Corp.(1)	2,000	74,149

		$161,678

Automobiles — 4.6%
Fuji Heavy Industries, Ltd.(1)	3,000	$98,150
Honda Motor Co., Ltd.(1)	700	18,003
Mazda Motor Corp.(1)	3,500	48,709
Nissan Motor Co., Ltd.(1)	9,400	85,255
Toyota Motor Corp.(1)	4,000	208,550

		$458,667

Building Products — 0.8%
Daikin Industries, Ltd.(1)	1,200	$80,442

		$80,442

Chemicals — 0.7%
Shin-Etsu Chemical Co., Ltd.(1)	1,400	$70,296

		$70,296

Electronic Equipment, Instruments & Components — 1.4%
Citizen Holdings Co., Ltd.(1)	5,400	$29,653
Kyocera Corp.(1)	1,500	66,044
Yaskawa Electric Corp.(1)	3,600	43,175

		$138,872

Food Products — 1.0%
Kikkoman Corp.(1)	3,000	$98,715

		$98,715

Health Care Equipment & Supplies — 0.8%
Olympus Corp.(1)	2,200	$80,215

		$80,215

Household Durables — 1.1%
Casio Computer Co., Ltd.(1)	1,200	$22,103
Nikon Corp.(1)	5,500	83,701

		$105,804

Security	Shares	Value

Leisure Products — 0.6%
Yamaha Corp.(1)	2,300	$64,116

		$64,116

Machinery — 2.3%
Amada Holdings Co., Ltd.(1)	6,000	$55,625
Hitachi Construction Machinery Co., Ltd.(1)	2,500	34,735
JTEKT Corp.(1)	2,800	38,226
Komatsu, Ltd.(1)	3,900	59,611
NSK, Ltd.(1)	4,800	43,801

		$231,998

Pharmaceuticals — 4.0%
Astellas Pharma, Inc.(1)	6,500	$93,521
Daiichi Sankyo Co., Ltd.(1)	4,300	89,778
Takeda Pharmaceutical Co., Ltd.(1)	4,700	223,729

		$407,028

Software — 0.2%
Trend Micro, Inc.(1)	600	$21,835

		$21,835

Technology Hardware, Storage & Peripherals — 1.6%
Canon, Inc.(1)	2,900	$81,735
FUJIFILM Holdings Corp.(1)	2,000	74,961

		$156,696

Trading Companies & Distributors — 3.4%
Mitsui & Co., Ltd.(1)	14,600	$168,307
Sumitomo Corp.(1)	18,000	177,200

		$345,507

Total Common Stocks (identified cost $2,652,317)		$2,421,869

Exchange-Traded Funds(2) — 54.0%

Security	Shares	Value

Equity Funds — 27.4%
WisdomTree Europe Hedged Equity Fund	55,000	$2,748,900

		$2,748,900

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Municipal Bond Funds — 26.6%
Market Vectors High-Yield Municipal Index ETF	85,874	$2,671,540

		$2,671,540

Total Exchange-Traded Funds (identified cost $6,044,532)		$5,420,440

Short-Term Investments — 21.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(3)	$2,113	$2,113,364

Total Short-Term Investments (identified cost $2,113,364)		$2,113,364

Total Investments — 99.1% (identified cost $10,810,213)		$9,955,673

Securities Sold Short — (22.9)%

Exchange-Traded Funds — (22.9)%

Security	Shares	Value

Equity Funds — (22.9)%
Alerian MLP ETF	(91,100)	$(921,932)
iShares MSCI Brazil Capped ETF	(49,300)	(1,010,157)
iShares MSCI Turkey ETF	(10,000)	(374,800)

Total Exchange-Traded Funds (proceeds $3,857,096)		$(2,306,889)

Total Securities Sold Short (proceeds $3,857,096)		$(2,306,889)

Other Assets, Less Liabilities — 23.8%		$2,392,262

Net Assets — 100.0%		$10,041,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on securities sold short.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	21.0%	$2,113,364
Japan	24.1	2,421,869
Exchange-Traded Funds	54.0	5,420,440

Total Investments	99.1%	$9,955,673

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	991,144	AUD	1,400,000	Morgan Stanley & Co. International PLC	3/14/16	$—	$(7,558)
USD	2,368,889	JPY	270,000,000	Morgan Stanley & Co. International PLC	3/16/16	—	(26,636)
USD	1,007,218	KRW	1,200,000,000	Barclays Bank PLC	3/14/16	37,918	—

						$37,918	$(34,194)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Equity Futures
E-mini S&P 500 Index	55	Long	Mar-16	$5,527,281	$5,306,125	$(221,156)

Currency Abbreviations:

AUD	–	Australian Dollar
JPY	–	Japanese Yen
KRW	–	South Korean Won
USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $8,696,849)	$7,842,309
Affiliated investment, at value (identified cost, $2,113,364)	2,113,364
Cash	1,800,000
Restricted cash*	690,392
Foreign currency, at value (identified cost, $114)	115
Dividends receivable	3,259
Interest receivable from affiliated investment	1,301
Receivable for Fund shares sold	247
Receivable for open forward foreign currency exchange contracts	37,918
Tax reclaims receivable	2,610
Receivable from affiliates	10,226
Total assets	$12,501,741

Liabilities
Payable for securities sold short, at value (proceeds, $3,857,096)	$2,306,889
Payable for Fund shares redeemed	4,586
Payable for variation margin on open financial futures contracts	36,300
Payable for open forward foreign currency exchange contracts	34,194
Payable to affiliates:
Investment adviser and administration fee	9,961
Distribution and service fees	235
Accrued expenses	68,530
Total liabilities	$2,460,695
Net Assets	$10,041,046

Sources of Net Assets
Paid-in capital	$11,744,519
Accumulated net realized loss	(1,936,982)
Accumulated distributions in excess of net investment income	(244,918)
Net unrealized appreciation	478,427
Total	$10,041,046

Class A Shares
Net Assets	$151,669
Shares Outstanding	16,907
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.97
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.52

Class C Shares
Net Assets	$259,109
Shares Outstanding	28,996
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.94

Class I Shares
Net Assets	$9,630,268
Shares Outstanding	1,072,289
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts and securities sold short.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $6,920)	$148,370
Interest allocated from affiliated investment	9,104
Expenses allocated from affiliated investment	(463)
Total investment income	$157,011

Expenses
Investment adviser and administration fee	$93,081
Distribution and service fees
Class A	200
Class C	1,355
Trustees’ fees and expenses	539
Custodian fee	24,884
Transfer and dividend disbursing agent fees	1,315
Legal and accounting services	20,668
Printing and postage	5,857
Registration fees	33,362
Dividend expense on securities sold short	66,056
Prime broker fees	62,628
Miscellaneous	8,434
Total expenses	$318,379
Deduct —
Reduction of custodian fee	$14
Allocation of expenses to affiliates	78,524
Total expense reductions	$78,538

Net expenses	$239,841

Net investment loss	$(82,830)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(66,064)
Investment transactions allocated from affiliated investment	9
Securities sold short	38,110
Financial futures contracts	(350,940)
Foreign currency and forward foreign currency exchange contract transactions	(129,292)
Capital gain distributions received	208,843
Net realized loss	$(299,334)
Change in unrealized appreciation (depreciation) —
Investments	$(235,417)
Securities sold short	455,653
Financial futures contracts	340,593
Foreign currency and forward foreign currency exchange contracts	(158,151)
Net change in unrealized appreciation (depreciation)	$402,678

Net realized and unrealized gain	$103,344

Net increase in net assets from operations	$20,514

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015(1)
From operations —
Net investment loss	$(82,830)	$(134,313)
Net realized loss from investment transactions, securities sold short, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	(299,334)	(1,339,815)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, foreign currency and forward foreign currency exchange contracts	402,678	75,749
Net increase (decrease) in net assets from operations	$20,514	$(1,398,379)
Distributions to shareholders —
From net investment income
Class A	$(3,164)	$(284)
Class C	(3,752)	(365)
Class I	(232,441)	(87,371)
From net realized gain
Class A	—	(30)
Class C	—	(56)
Class I	—	(7,687)
Total distributions to shareholders	$(239,357)	$(95,793)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$28,422	$257,190
Class C	2,700	334,966
Class I	100,000	26,147,430
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,164	314
Class C	3,752	421
Class I	232,441	95,058
Cost of shares redeemed
Class A	(34,819)	(83,867)
Class C	(13,816)	(44,239)
Class I	(15,192,982)	(82,074)
Net increase (decrease) in net assets from Fund share transactions	$(14,871,138)	$26,625,199

Net increase (decrease) in net assets	$(15,089,981)	$25,131,027

Net Assets
At beginning of period	$25,131,027	$—
At end of period	$10,041,046	$25,131,027

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(244,918)	$77,269

(1)	For the period from the start of business, September 2, 2014, to August 31, 2015.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Financial Highlights

	Class A
	Six Months Ended February 29, 2016 (Unaudited)		Period Ended August 31, 2015(1)
Net asset value — Beginning of period	$9.410		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.092)		$(0.107)
Net realized and unrealized loss	(0.154	)(3)	(0.451)

Total loss from operations	$(0.246)		$(0.558)

Less Distributions
From net investment income	$(0.194)		$(0.029)
From net realized gain	—		(0.003)

Total distributions	$(0.194)		$(0.032)

Net asset value — End of period	$8.970		$9.410

Total Return(4)	(2.86	)%(5)	(5.51	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152		$162
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	3.89	%(9)	3.42	%(9)
Net investment loss	(1.96	)%(9)	(1.09	)%(9)
Portfolio Turnover	25	%(5)	163	%(5)

(1)	For the period from the start of business, September 2, 2014, to August 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

Includes dividend expense and prime broker fees on securities sold short of 2.14% and 1.67% for the six months ended February 29, 2016 and the period from the start of business, September 2, 2014, to August 31, 2015, respectively.

(8)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.07% and 0.67% of average daily net assets for the six months ended February 29, 2016 and the period from the start of business, September 2, 2014, to August 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(9)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2016 (Unaudited)		Period Ended August 31, 2015(1)
Net asset value — Beginning of period	$9.350		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.126)		$(0.177)
Net realized and unrealized loss	(0.152	)(3)	(0.451)

Total loss from operations	$(0.278)		$(0.628)

Less Distributions
From net investment income	$(0.132)		$(0.019)
From net realized gain	—		(0.003)

Total distributions	$(0.132)		$(0.022)

Net asset value — End of period	$8.940		$9.350

Total Return(4)	(3.07	)%(5)	(6.29	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$259		$278
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	4.62	%(9)	4.17	%(9)
Net investment loss	(2.69	)%(9)	(1.80	)%(9)
Portfolio Turnover	25	%(5)	163	%(5)

(1)	For the period from the start of business, September 2, 2014, to August 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

Includes dividend expense and prime broker fees on securities sold short of 2.12% and 1.67% for the six months ended February 29, 2016 and the period from the start of business, September 2, 2014, to August 31, 2015, respectively.

(8)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.07% and 0.67% of average daily net assets for the six months ended February 29, 2016 and the period from the start of business, September 2, 2014, to August 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(9)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2016 (Unaudited)		Period Ended August 31, 2015(1)
Net asset value — Beginning of period	$9.430		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.051)		$(0.050)
Net realized and unrealized loss	(0.179	)(3)	(0.483)

Total loss from operations	$(0.230)		$(0.533)

Less Distributions
From net investment income	$(0.220)		$(0.034)
From net realized gain	—		(0.003)

Total distributions	$(0.220)		$(0.037)

Net asset value — End of period	$8.980		$9.430

Total Return(4)	(2.60	)%(5)	(5.36	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,630		$24,691
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	3.25	%(9)	2.91	%(9)
Net investment loss	(1.09	)%(9)	(0.51	)%(9)
Portfolio Turnover	25	%(5)	163	%(5)

(1)	For the period from the start of business, September 2, 2014, to August 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

Includes dividend expense and prime broker fees on securities sold short of 1.75% and 1.41% for the six months ended February 29, 2016 and the period from the start of business, September 2, 2014, to August 31, 2015, respectively.

(8)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.07% and 0.67% of average daily net assets for the six months ended February 29, 2016 and the period from the start of business, September 2, 2014, to August 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(9)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Market Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

15

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

16

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

M  Securities Sold Short — A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Fund pledges liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Fund is required to repay the lender any dividends. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Dividends payable on securities sold short are recorded as an expense. SSBT facilitates the short sales transactions for the Fund and is paid a fee for its services, which is recognized as “Prime broker fees” on the Statement of Operations.

N  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2015, the Fund had a net capital loss of $2,210,822 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,798,788

Gross unrealized appreciation	$108,713
Gross unrealized depreciation	(951,828)

Net unrealized depreciation	$(843,115)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.25% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 29, 2016, the investment adviser and administration fee amounted to $93,081 or 1.25% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as dividend expense and prime broker fees on securities sold short, taxes or litigation expenses) exceed 1.75%, 2.50% and 1.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2016. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA were allocated $78,524 in total of the Fund’s operating expenses for the six months ended February 29, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2016, EVM earned $127 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $36 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

17

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 amounted to $200 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2016, the Fund paid or accrued to EVD $1,016 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2016 amounted to $339 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2016, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including securities sold short, aggregated $2,764,334 and $10,855,864 respectively, for the six months ended February 29, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015(1)

Sales	3,048	25,796
Issued to shareholders electing to receive payments of distributions in Fund shares	328	31
Redemptions	(3,677)	(8,619)

Net increase (decrease)	(301)	17,208

18

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015(1)

Sales	288	34,195
Issued to shareholders electing to receive payments of distributions in Fund shares	390	42
Redemptions	(1,441)	(4,478)

Net increase (decrease)	(763)	29,759

Class I	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015(1)

Sales	10,593	2,616,277
Issued to shareholders electing to receive payments of distributions in Fund shares	24,112	9,347
Redemptions	(1,579,833)	(8,207)

Net increase (decrease)	(1,545,128)	2,617,417

(1)	For the period from the start of business, September 2, 2014, to August 31, 2015.

At February 29, 2016, EVM owned 86.9% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 29, 2016 is included in the Portfolio of Investments. At February 29, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 29, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $34,194. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $160,000 at February 29, 2016.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

19

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 29, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(221,156	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	37,918	(2)	(34,194	)(3)

Total		$37,918		$(255,350)

Derivatives not subject to master netting or similar agreements		$—		$(221,156)

Total Derivatives subject to master netting or similar agreements		$37,918		$(34,194)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of February 29, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$37,918	$—	$—	$—	$37,918

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(34,194)	$—	$—	$34,194	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

20

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 29, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(350,940)	$340,593
Foreign Exchange	Forward foreign currency exchange contracts	(125,236)	(158,281)

Total		$(476,176)	$182,312

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended February 29, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$6,228,000	$7,250,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$—	$790,265	$—	$790,265
Consumer Staples	—	98,715	—	98,715
Health Care	—	487,243	—	487,243
Industrials	—	657,947	—	657,947
Information Technology	—	317,403	—	317,403
Materials	—	70,296	—	70,296

Total Common Stocks	$—	$2,421,869 *	$—	$2,421,869

Exchange-Traded Funds	$5,420,440	$—	$—	$5,420,440
Short-Term Investments	—	2,113,364	—	2,113,364

Total Investments	$5,420,440	$4,535,233	$—	$9,955,673

Forward Foreign Currency Exchange Contracts	$—	$37,918	$—	$37,918

Total	$5,420,440	$4,573,151	$—	$9,993,591

Liability Description

Securities Sold Short	$(2,306,889)	$—	$—	$(2,306,889)
Forward Foreign Currency Exchange Contracts	—	(34,194)	—	(34,194)
Futures Contracts	(221,156)	—	—	(221,156)

Total	$(2,528,045)	$(34,194)	$—	$(2,562,239)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Market Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Market Opportunities Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

17886    2.29.16

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2016 Eaton Vance Worldwide Health Sciences Fund Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	28

Important Notices	29

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Performance1,2

Portfolio Managers Samuel D. Isaly, Sven H. Borho, CFA, Geoffrey C. Hsu, CFA, Richard D. Klemm, Ph.D., CFA and Trevor M. Polischuk, Ph.D., each of OrbiMed Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	–12.97%	–11.63%	15.12%	9.58%
Class A with 5.75% Maximum Sales Charge	—	—	–18.00	–16.69	13.77	8.93
Class B at NAV	09/23/1996	07/26/1985	–13.30	–12.28	14.28	8.78
Class B with 5% Maximum Sales Charge	—	—	–17.26	–16.28	14.04	8.78
Class C at NAV	01/05/1998	07/26/1985	–13.27	–12.29	14.26	8.77
Class C with 1% Maximum Sales Charge	—	—	–14.06	–13.09	14.26	8.77
Class I at NAV	10/01/2009	07/26/1985	–12.86	–11.40	15.42	9.75
Class R at NAV	09/08/2003	07/26/1985	–13.12	–11.86	14.86	9.31
MSCI World Health Care Index	—	—	–8.69%	–9.30%	14.07%	7.98%
S&P 500 Index	—	—	–0.92	–6.19	10.12	6.43

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.44%	2.20%	2.19%	1.19%	1.69%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Fund Profile4

Sector Allocation (% of net assets)[5]

Top 10 Holdings (% of net assets)[5]

Allergan PLC	6.8%
Ono Pharmaceutical Co., Ltd.	5.6
HCA Holdings, Inc.	5.2
AbbVie, Inc.	4.6
Bristol-Myers Squibb Co.	4.4
Boston Scientific Corp.	4.0
Regeneron Pharmaceuticals, Inc.	3.6
Biogen, Inc.	3.5
Intuitive Surgical, Inc.	3.2
Eli Lilly & Co.	3.0
Total	43.9%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

In February 2016, the Board of Trustees approved the restructuring of Worldwide Health Sciences Portfolio’s management and advisory agreements. Under the proposed structure, Eaton Vance Management (“EVM”) would assume the role of investment adviser responsible for implementing the Portfolio’s investment program, OrbiMed would serve as sub-adviser providing research services to EVM with respect to the Portfolio’s investment program, and Eaton Vance Management (International) Limited, an affiliate of EVM, would become a sub-adviser to the Portfolio involved in its day-to-day investment management. The proposed advisory and sub-advisory agreements are subject to approval by the interest holders of the Portfolio, including the shareholders of the Fund. A special meeting of shareholders is expected to be held on or about May 26, 2016.

4

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$870.30	$6.93	1.49%
Class B	$1,000.00	$867.00	$10.40	2.24%
Class C	$1,000.00	$867.30	$10.40	2.24%
Class I	$1,000.00	$871.40	$5.77	1.24%
Class R	$1,000.00	$868.80	$8.08	1.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.47	1.49%
Class B	$1,000.00	$1,013.70	$11.22	2.24%
Class C	$1,000.00	$1,013.70	$11.22	2.24%
Class I	$1,000.00	$1,018.70	$6.22	1.24%
Class R	$1,000.00	$1,016.20	$8.72	1.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $1,307,367,653)	$1,462,382,154
Receivable for Fund shares sold	1,665,186
Total assets	$1,464,047,340

Liabilities
Payable for Fund shares redeemed	$3,335,594
Payable to affiliates:
Administration fee	173,061
Distribution and service fees	449,525
Accrued expenses	377,359
Total liabilities	$4,335,539
Net Assets	$1,459,711,801

Sources of Net Assets
Paid-in capital	$1,248,812,205
Accumulated net realized gain from Portfolio	65,400,267
Accumulated net investment loss	(9,515,172)
Net unrealized appreciation from Portfolio	155,014,501
Total	$1,459,711,801

Class A Shares
Net Assets	$877,881,861
Shares Outstanding	83,887,296
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.47
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.11

Class B Shares
Net Assets	$13,061,415
Shares Outstanding	1,210,617
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.79

Class C Shares
Net Assets	$300,145,544
Shares Outstanding	28,045,124
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.70

Class I Shares
Net Assets	$200,041,320
Shares Outstanding	18,795,547
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.64

Class R Shares
Net Assets	$68,581,661
Shares Outstanding	6,171,362
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends allocated from Portfolio (net of foreign taxes, $405,707)	$6,158,946
Interest allocated from Portfolio	55,900
Expenses allocated from Portfolio	(7,761,531)
Total investment loss from Portfolio	$(1,546,685)

Expenses
Administration fee	$1,220,336
Distribution and service fees
Class A	1,225,986
Class B	79,901
Class C	1,676,675
Class R	194,196
Trustees’ fees and expenses	250
Custodian fee	29,704
Transfer and dividend disbursing agent fees	867,898
Legal and accounting services	29,698
Printing and postage	77,808
Registration fees	71,556
Miscellaneous	12,033
Total expenses	$5,486,041

Net investment loss	$(7,032,726)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$77,999,364
Foreign currency transactions	(574,220)
Net realized gain	$77,425,144
Change in unrealized appreciation (depreciation) —
Investments	$(294,633,930)
Foreign currency	(174,882)
Net change in unrealized appreciation (depreciation)	$(294,808,812)

Net realized and unrealized loss	$(217,383,668)

Net decrease in net assets from operations	$(224,416,394)

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment loss	$(7,032,726)	$(14,830,577)
Net realized gain from investment and foreign currency transactions	77,425,144	234,215,489
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(294,808,812)	6,910,548
Net increase (decrease) in net assets from operations	$(224,416,394)	$226,295,460
Distributions to shareholders —
From net realized gain
Class A	$(92,129,561)	$(145,653,868)
Class B	(1,463,840)	(3,023,250)
Class C	(30,900,375)	(44,299,880)
Class I	(20,307,804)	(25,097,297)
Class R	(6,786,457)	(7,933,608)
Total distributions to shareholders	$(151,588,037)	$(226,007,903)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$55,508,326	$198,010,576
Class B	309,321	836,657
Class C	17,606,025	77,023,074
Class I	46,920,853	120,240,032
Class R	11,868,855	47,609,923
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	83,928,331	133,165,783
Class B	1,360,951	2,767,582
Class C	25,504,758	35,764,830
Class I	16,188,014	19,111,703
Class R	6,540,218	7,565,899
Cost of shares redeemed
Class A	(109,607,063)	(223,917,067)
Class B	(1,686,394)	(3,690,922)
Class C	(29,970,495)	(44,533,285)
Class I	(46,408,468)	(56,380,134)
Class R	(17,654,103)	(22,431,673)
Net asset value of shares exchanged
Class A	1,482,787	4,667,278
Class B	(1,482,787)	(4,667,278)
Net increase in net assets from Fund share transactions	$60,409,129	$291,142,978

Net increase (decrease) in net assets	$(315,595,302)	$291,430,535

Net Assets
At beginning of period	$1,775,307,103	$1,483,876,568
At end of period	$1,459,711,801	$1,775,307,103

Accumulated net investment loss included in net assets
At end of period	$(9,515,172)	$(2,482,446)

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Financial Highlights

	Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.210		$13.390	$10.890	$10.200	$9.680	$9.110

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.043)		$(0.098)	$(0.046)	$0.040	$0.055	$0.010	(2)
Net realized and unrealized gain (loss)	(1.525)		1.936	3.980	2.121	1.369	1.170

Total income (loss) from operations	$(1.568)		$1.838	$3.934	$2.161	$1.424	$1.180

Less Distributions
From net investment income	$—		$—	$(0.069)	$(0.202)	$—	$—
From net realized gain	(1.172)		(2.018)	(1.365)	(1.269)	(0.904)	(0.610)

Total distributions	$(1.172)		$(2.018)	$(1.434)	$(1.471)	$(0.904)	$(0.610)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$10.470		$13.210	$13.390	$10.890	$10.200	$9.680

Total Return(5)	(12.97	)%(6)	15.31%	39.31%	24.28%	16.22%	13.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$877,882		$1,073,699	$960,881	$754,945	$685,275	$671,124
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.49	%(9)	1.44%	1.46%	1.39%	1.47%	1.96	%(10)
Net investment income (loss)	(0.73	)%(9)	(0.73)%	(0.38)%	0.39%	0.58%	0.10	%(2)
Portfolio Turnover of the Portfolio	16	%(6)	51%	57%	51%	63%	43%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.066 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.57)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Financial Highlights — continued

	Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.640		$13.840	$11.200	$10.420	$9.930	$9.400

Income (Loss) From Operations
Net investment loss(1)	$(0.092)		$(0.205)	$(0.139)	$(0.033)	$(0.026)	$(0.055	)(2)
Net realized and unrealized gain (loss)	(1.586)		2.023	4.108	2.175	1.420	1.195

Total income (loss) from operations	$(1.678)		$1.818	$3.969	$2.142	$1.394	$1.140

Less Distributions
From net investment income	$—		$—	$—	$(0.093)	$—	$—
From net realized gain	(1.172)		(2.018)	(1.329)	(1.269)	(0.904)	(0.610)

Total distributions	$(1.172)		$(2.018)	$(1.329)	$(1.362)	$(0.904)	$(0.610)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$10.790		$13.640	$13.840	$11.200	$10.420	$9.930

Total Return(5)	(13.30	)%(6)	14.60%	38.23%	23.25%	15.46%	12.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,061		$18,211	$22,917	$26,543	$36,333	$68,487
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.24	%(9)	2.20%	2.21%	2.14%	2.22%	2.71	%(10)
Net investment loss	(1.49	)%(9)	(1.47)%	(1.12)%	(0.31)%	(0.26)%	(0.54	)%(2)
Portfolio Turnover of the Portfolio	16	%(6)	51%	57%	51%	63%	43%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.079 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.530		$13.760	$11.160	$10.410	$9.930	$9.400

Income (Loss) From Operations
Net investment loss(1)	$(0.090)		$(0.204)	$(0.140)	$(0.038)	$(0.017)	$(0.065	)(2)
Net realized and unrealized gain (loss)	(1.568)		1.992	4.092	2.181	1.401	1.205

Total income (loss) from operations	$(1.658)		$1.788	$3.952	$2.143	$1.384	$1.140

Less Distributions
From net investment income	$—		$—	$—	$(0.124)	$—	$—
From net realized gain	(1.172)		(2.018)	(1.352)	(1.269)	(0.904)	(0.610)

Total distributions	$(1.172)		$(2.018)	$(1.352)	$(1.393)	$(0.904)	$(0.610)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$10.700		$13.530	$13.760	$11.160	$10.410	$9.930

Total Return(5)	(13.27	)%(6)	14.46%	38.26%	23.36%	15.35%	12.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$300,146		$365,081	$298,114	$224,863	$201,008	$202,021
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.24	%(9)	2.19%	2.21%	2.14%	2.22%	2.71	%(10)
Net investment loss	(1.48	)%(9)	(1.48)%	(1.13)%	(0.36)%	(0.17)%	(0.64	)%(2)
Portfolio Turnover of the Portfolio	16	%(6)	51%	57%	51%	63%	43%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.400		$13.520	$10.980	$10.280	$9.720	$9.120

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.029)		$(0.065)	$(0.016)	$0.064	$0.082	$0.025	(2)
Net realized and unrealized gain (loss)	(1.559)		1.963	4.018	2.133	1.382	1.185

Total income (loss) from operations	$(1.588)		$1.898	$4.002	$2.197	$1.464	$1.210

Less Distributions
From net investment income	$—		$—	$(0.097)	$(0.228)	$—	$—
From net realized gain	(1.172)		(2.018)	(1.365)	(1.269)	(0.904)	(0.610)

Total distributions	$(1.172)		$(2.018)	$(1.462)	$(1.497)	$(0.904)	$(0.610)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$10.640		$13.400	$13.520	$10.980	$10.280	$9.720

Total Return(5)	(12.86	)%(6)	15.64%	39.69%	24.52%	16.59%	13.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,041		$233,051	$149,535	$83,020	$62,857	$53,255
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.24	%(9)	1.19%	1.21%	1.14%	1.22%	1.71	%(10)
Net investment income (loss)	(0.47	)%(9)	(0.48)%	(0.14)%	0.62%	0.86%	0.25	%(2)
Portfolio Turnover of the Portfolio	16	%(6)	51%	57%	51%	63%	43%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.33)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Financial Highlights — continued

	Class R
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.980		$14.080	$11.390	$10.600	$10.040	$9.450

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.062)		$(0.140)	$(0.081)	$0.012	$0.035	$(0.026	)(2)
Net realized and unrealized gain (loss)	(1.636)		2.058	4.182	2.220	1.429	1.226

Total income (loss) from operations	$(1.698)		$1.918	$4.101	$2.232	$1.464	$1.200

Less Distributions
From net investment income	$—		$—	$(0.046)	$(0.173)	$—	$—
From net realized gain	(1.172)		(2.018)	(1.365)	(1.269)	(0.904)	(0.610)

Total distributions	$(1.172)		$(2.018)	$(1.411)	$(1.442)	$(0.904)	$(0.610)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$11.110		$13.980	$14.080	$11.390	$10.600	$10.040

Total Return(5)	(13.12	)%(6)	15.11%	38.96%	23.94%	16.02%	12.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,582		$85,264	$52,429	$33,628	$27,469	$24,364
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.74	%(9)	1.69%	1.71%	1.64%	1.72%	2.21	%(10)
Net investment income (loss)	(0.97	)%(9)	(0.99)%	(0.64)%	0.11%	0.35%	(0.25	)%(2)
Portfolio Turnover of the Portfolio	16	%(6)	51%	57%	51%	63%	43%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.82)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance Fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 29, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2016, the administration fee amounted to $1,220,336.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2016, EVM earned $46,487 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $106,100 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 amounted to $1,225,986 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2016, the Fund paid or accrued to EVD $59,926 and $1,257,506 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 29, 2016, the Fund paid or accrued to EVD $97,098 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2016 amounted to $19,975, $419,169 and $97,098 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 29, 2016, the Fund was informed that EVD received approximately $4,000 and $22,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

15

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended February 29, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,051,575 and $107,693,060, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	4,625,407	14,796,486
Issued to shareholders electing to receive payments of distributions in Fund shares	7,100,536	11,143,580
Redemptions	(9,217,882)	(16,816,531)
Exchange from Class B shares	125,792	347,412

Net increase	2,633,853	9,470,947

Class B	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	23,858	61,794
Issued to shareholders electing to receive payments of distributions in Fund shares	111,462	223,372
Redemptions	(138,383)	(269,037)
Exchange to Class A shares	(121,944)	(335,768)

Net decrease	(125,007)	(319,639)

Class C	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	1,428,277	5,651,118
Issued to shareholders electing to receive payments of distributions in Fund shares	2,106,090	2,907,710
Redemptions	(2,462,491)	(3,255,494)

Net increase	1,071,876	5,303,334

Class I	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	3,916,986	8,951,413
Issued to shareholders electing to receive payments of distributions in Fund shares	1,346,757	1,579,480
Redemptions	(3,857,601)	(4,203,718)

Net increase	1,406,142	6,327,175

16

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	932,628	3,370,072
Issued to shareholders electing to receive payments of distributions in Fund shares	520,718	597,622
Redemptions	(1,382,956)	(1,591,127)

Net increase	70,390	2,376,567

17

Worldwide Health Sciences Portfolio

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 90.5%

Security	Shares	Value

Biotechnology — 29.8%
AbbVie, Inc.	1,225,000	$66,897,250
Actelion, Ltd.	160,000	22,163,073
Alexion Pharmaceuticals, Inc.(1)	223,000	31,398,400
Amgen, Inc.	303,000	43,110,840
Biogen, Inc.(1)	200,000	51,884,000
Bluebird Bio, Inc.(1)	111,100	5,135,042
Celgene Corp.(1)	256,000	25,812,480
Forward Pharma A/S ADR(1)	162,600	2,074,776
Gilead Sciences, Inc.	327,100	28,539,475
Incyte Corp.(1)	429,400	31,560,900
Infinity Pharmaceuticals, Inc.(1)	654,534	3,783,206
Ironwood Pharmaceuticals, Inc.(1)	1,237,800	11,944,770
NewLink Genetics Corp.(1)	138,300	2,909,832
Ophthotech Corp.(1)	331,000	14,908,240
Portola Pharmaceuticals, Inc.(1)	725,700	20,442,969
Puma Biotechnology, Inc.(1)	142,000	6,358,760
Regeneron Pharmaceuticals, Inc.(1)	137,000	52,610,740
Vertex Pharmaceuticals, Inc.(1)	162,000	13,849,380

		$435,384,133

Health Care Equipment — 11.7%
Boston Scientific Corp.(1)	3,450,000	$58,581,000
Intuitive Surgical, Inc.(1)	84,000	47,297,040
NuVasive, Inc.(1)	806,000	33,690,800
Wright Medical Group NV(1)	1,855,647	31,713,007

		$171,281,847

Health Care Facilities — 5.6%
Community Health Systems, Inc.(1)	336,400	$5,086,368
HCA Holdings, Inc.(1)	1,107,100	76,622,391

		$81,708,759

Health Care Services — 1.8%
Express Scripts Holding Co.(1)	378,000	$26,603,640

		$26,603,640

Health Care Supplies — 2.5%
Cooper Cos., Inc. (The)	205,000	$29,306,800
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	10,618,900	6,801,094

		$36,107,894

Security	Shares	Value

Life Sciences Tools & Services — 3.6%
Agilent Technologies, Inc.	125,000	$4,668,750
Fluidigm Corp.(1)	527,700	3,498,651
Illumina, Inc.(1)	180,000	27,043,200
Thermo Fisher Scientific, Inc.	141,000	18,215,790

		$53,426,391

Managed Health Care — 2.3%
WellCare Health Plans, Inc.(1)	369,000	$33,162,030

		$33,162,030

Pharmaceuticals — 33.2%
Allergan PLC(1)	341,025	$98,934,763
Bristol-Myers Squibb Co.	1,029,700	63,769,321
Celltrion, Inc.(1)	236,060	19,006,294
Chugai Pharmaceutical Co., Ltd.	336,300	9,961,604
Eli Lilly & Co.	611,000	43,992,000
Impax Laboratories, Inc.(1)	773,500	25,285,715
Novartis AG	457,700	32,601,250
Novo Nordisk A/S, Class B	475,000	24,455,201
Ono Pharmaceutical Co., Ltd.	445,120	82,418,143
Roche Holding AG PC	105,000	26,923,598
Santen Pharmaceutical Co., Ltd.	1,250,000	19,192,566
Shire PLC ADR	82,128	12,821,002
Teva Pharmaceutical Industries, Ltd. ADR	399,000	22,184,400
Towa Pharmaceutical Co., Ltd.	79,700	3,796,719

		$485,342,576

Total Common Stocks (identified cost $1,167,266,555)		$1,323,017,270

Short-Term Investments — 8.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(2)	$121,678	$121,677,714

Total Short-Term Investments (identified cost $121,677,714)		$121,677,714

Total Investments — 98.8% (identified cost $1,288,944,269)		$1,444,694,984

Other Assets, Less Liabilities — 1.2%		$17,687,492

Net Assets — 100.0%		$1,462,382,476

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	79.3%	$1,160,295,264
Japan	7.9	115,369,032
Switzerland	5.6	81,687,921
Denmark	1.8	26,529,977
Israel	1.5	22,184,400
South Korea	1.3	19,006,294
Ireland	0.9	12,821,002
China	0.5	6,801,094

Total Investments	98.8%	$1,444,694,984

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $1,167,266,555)	$1,323,017,270
Affiliated investment, at value (identified cost, $121,677,714)	121,677,714
Foreign currency, at value (identified cost, $5,280,000)	5,283,028
Dividends receivable	799,272
Interest receivable from affiliated investment	25,965
Receivable for investments sold	7,810,914
Tax reclaims receivable	4,996,231
Total assets	$1,463,610,394

Liabilities
Payable to affiliates:
Investment adviser fee	$722,526
Management fee	380,904
Accrued expenses	124,488
Total liabilities	$1,227,918
Net Assets applicable to investors’ interest in Portfolio	$1,462,382,476

Sources of Net Assets
Investors’ capital	$1,306,892,825
Net unrealized appreciation	155,489,651
Total	$1,462,382,476

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $406,009)	$6,167,703
Interest allocated from affiliated investment	55,990
Expenses allocated from affiliated investment	(2,630)
Total investment income	$6,221,063

Expenses
Investment adviser fee	$4,816,429
Management fee	2,630,700
Trustees’ fees and expenses	34,000
Custodian fee	198,353
Legal and accounting services	48,421
Miscellaneous	44,374
Total expenses	$7,772,277

Net investment loss	$(1,551,214)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$78,174,754
Investment transactions allocated from affiliated investment	76
Foreign currency transactions	(575,070)
Net realized gain	$77,599,760
Change in unrealized appreciation (depreciation) —
Investments	$(295,215,461)
Foreign currency	(175,148)
Net change in unrealized appreciation (depreciation)	$(295,390,609)

Net realized and unrealized loss	$(217,790,849)

Net decrease in net assets from operations	$(219,342,063)

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment loss	$(1,551,214)	$(3,563,427)
Net realized gain from investment and foreign currency transactions	77,599,760	234,730,311
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(295,390,609)	6,877,504
Net increase (decrease) in net assets from operations	$(219,342,063)	$238,044,388
Capital transactions —
Contributions	$13,755,144	$142,655,084
Withdrawals	(110,894,363)	(90,514,265)
Net increase (decrease) in net assets from capital transactions	$(97,139,219)	$52,140,819

Net increase (decrease) in net assets	$(316,481,282)	$290,185,207

Net Assets
At beginning of period	$1,778,863,758	$1,488,678,551
At end of period	$1,462,382,476	$1,778,863,758

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Supplementary Data

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.95	%(2)	0.92%	0.92%	0.81%	0.80%	1.21	%(3)
Net investment income (loss)	(0.19	)%(2)	(0.21)%	0.17%	0.97%	1.24%	0.85	%(4)
Portfolio Turnover	16	%(5)	51%	57%	51%	63%	43%
Total Return	(12.73	)%(5)	15.91%	40.05%	24.99%	16.99%	14.00%
Net assets, end of period (000’s omitted)	$1,462,382		$1,778,864	$1,488,679	$1,129,151	$1,018,497	$1,025,530

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2016, Eaton Vance Worldwide Health Sciences Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

As of February 29, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion, 0.40% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 29, 2016, the Portfolio’s investment adviser fee, including an upward performance adjustment of $1,055,534, amounted to $4,816,429 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion, 0.26% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended February 29, 2016, the management fee amounted to $2,630,700 or 0.32% (annualized) of the Portfolio’s average daily net assets.

See Note 9 for proposed restructuring of the management and advisory agreements.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

25

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $253,021,241 and $413,137,259, respectively, for the six months ended February 29, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,297,220,153

Gross unrealized appreciation	$262,454,548
Gross unrealized depreciation	(114,979,717)

Net unrealized appreciation	$147,474,831

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio invests a significant portion of its assets in the health sciences sector and may concentrate in the medical research and health care industries, it will likely be affected by events that adversely affect that sector or industries. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$413,221,060	$22,163,073		$—	$435,384,133
Health Care Equipment	171,281,847	—		—	171,281,847
Health Care Facilities	81,708,759	—		—	81,708,759
Health Care Services	26,603,640	—		—	26,603,640
Health Care Supplies	29,306,800	6,801,094		—	36,107,894
Life Sciences Tools & Services	53,426,391	—		—	53,426,391
Managed Health Care	33,162,030	—		—	33,162,030
Pharmaceuticals	266,987,201	218,355,375		—	485,342,576

Total Common Stocks	$1,075,697,728	$247,319,542	*	$—	$1,323,017,270

Short-Term Investments	$—	$121,677,714		$—	$121,677,714

Total Investments	$1,075,697,728	$368,997,256		$—	$1,444,694,984

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

9  Proposed Restructuring of Management and Advisory Agreements

In February 2016, the Board of Trustees approved the restructuring of the Portfolio’s management and advisory agreements. Under the proposed structure, EVM would assume the role of investment adviser responsible for implementing the Portfolio’s investment program, OrbiMed would serve as sub-adviser providing research services to EVM with respect to the Portfolio’s investment program, and Eaton Vance Management (International) Limited (EVMI), an affiliate of EVM, would become a sub-adviser to the Portfolio involved in its day-to-day investment management. Under the proposed advisory agreement with EVM, the base investment advisory fee rates as a percentage of average daily net assets would be 0.10% less than the current combined management fee and base investment advisory fee rates for each asset level of less than $2.5 billion and 0.05% less for net assets of $2.5 billion and over. The base investment advisory fee under the proposed advisory agreement with EVM would be subject to the same performance adjustment that is applicable under the current advisory agreement with OrbiMed. EVM would pay sub-advisory fees to EVMI and OrbiMed from the advisory fees it receives under the proposed advisory agreement. The proposed advisory and sub-advisory agreements are subject to approval by the interest holders of the Portfolio, including the shareholders of Eaton Vance Worldwide Health Sciences Fund. A special meeting of shareholders is expected to be held on or about May 26, 2016.

27

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.29.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 14, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016